[EATON VANCE LOGO]


                                                          [EDUCATION SIGN PHOTO]




SEMIANNUAL REPORT JANUARY 31, 2000



[HIGHWAY PHOTO]


                                   EATON VANCE
                                    MUNICIPALS
                                      TRUST

                                                                         Arizona

                                                                        Colorado

                                                                     Connecticut
                                 [EATON VANCE 75TH ANNIVERSARY LOGO]
                                                                        Michigan

                                                                       Minnesota

                                                                      New Jersey

[BRIDGE PHOTO]                                                      Pennsylvania

                                                                           Texas

EATON VANCE MUNICIPALS FUNDS as of January 31, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
Thomas J. Fetter
President

The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve maintained a watchful eye for any sign of inflation. On four occasions during the past twelve months, the Fed has raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation. The bond markets - including the municipal market - were on the defensive for much of the year, and posted their worst showing since 1994.

IN THE WAKE OF LAST YEAR'S BOND MARKET DECLINE, MUNICIPAL YIELDS NEARLY EQUAL TREASURY YIELDS...

Rising interest rates pushed municipal bond yields significantly higher in 1999. As a result, the ratio of municipal bond yields to Treasury yields was very high by historical standards, reaching around 96% of Treasury yields at January 31, 2000.

A GROWING BUDGET SURPLUS SUGGESTS A FAVORABLE LONG-TERM OUTLOOK FOR MUNICIPAL BONDS...

A strong economy combined with low inflation has resulted in the first budget surplus in a generation. Not surprisingly, the Treasury Department has announced that it will start to selectively buy back outstanding debt issues. That could well create a favorable long-term scenario for bonds. In addition, the forward calendar of new MUNICIPAL issuance is significantly lighter than in recent years. That should be a positive factor for municipal bonds because the market should be less impacted by supply pressures.

[CHART]

Municipal bonds yield 96% of Treasury yields

       6.25%                                        10.35%
30-Year AAA-rated                      Taxable equivalent yield
General Obligation (60) Bonds*         in 39.6% tax bracket

       6.49%
30-Year Treasury bond

Principle interest payment of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of January 31, 2000.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.


MUNICIPAL BONDS FINANCE VITAL PUBLIC PROJECTS WHILE PROVIDING RELIEF TO TAX-WEARY INVESTORS...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Municipals Funds will continue their traditional investment pursuit: maintaining a portfolio of primarily high-quality bonds with competitive levels of tax-exempt income. Our goal remains to provide excellent income opportunities for today's tax-burdened investors.

                             Sincerely,

                             /s/ Thomas J. Fetter
                             ----------------------------
                             Thomas J. Fetter
                             President
                             March 8, 2000

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
--------------------------------------------------------------------------------

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Consumer spending and a booming housing market continued to drive Arizona's robust economy in 1999. Retail stores, motor vehicle dealers, apparel and accessories merchants, and furniture stores all recorded strong gains, while housing permits remained near their record levels reached in March 1999.

- There have been preliminary signs of a slowdown in two key economic indicators: employment and personal income growth. However, University of Arizona economists report that the latest data are subject to significant upward revision, suggesting that Arizona's economy is continuing to expand at a rapid pace.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -5.70% and -6.04%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.04 on January 31, 2000 from $9.85 on July 31, 1999, and the reinvestment of $0.253 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.05 from $10.95, and the reinvestment of $0.245 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.53% for Class A and 4.73% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.16% and 7.83%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.45% and 4.96%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.02% and 8.21% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- New municipal bond issuance in Arizona has been limited. However, Eaton Vance's long-standing relationships with brokers have allowed us access to some attractive deals.

- Call protection remained an important structural consideration. Management has continued to try to improve call protection whenever possible to help improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         55
- Average Maturity:                         20.2 years
- Average Rating:                           AA-
- Average Call:                             8.1 years
- Average Dollar Price:                     $89.98

RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA        52.3%
AA         15.7%
A           8.8%
BBB         7.6%
BB          3.1%
B           0.9%
Non-Rated  11.6%

*May not represent the Portfolio's current or future investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                                      Class A     Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                              -7.83%     -8.55%
Five Years                                             5.07       4.52
Life of Fund+                                          3.46       5.49

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                             -12.24%    -12.92%
Five Years                                             4.06       4.18
Life of Fund+                                          2.64       5.49

+Inception date: Class A: 12/13/93; Class B: 7/25/91

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By Net Assets

[CHART]

Escrowed/Prerefunded          17.4%
Insured Hospital*             12.9%
Electric Utilities             8.9%
Insured Electric Utilities*    8.0%
Industrial Devel. Revenue      6.8%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.
     (7)May not represent the Portfolio's current or future investments.
     Five largest sectors represent 54.0% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JANUARY 31, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------

- The Colorado economy remained strong in 1999, though some key data showed signs of a slight slowdown going into 2000. While the unemployment rate continued to drop (2.8% as of year-end), employment growth was also decreasing. Inflation, already above the national rate, increased slightly in 1999.

- The primary factors preventing further expansion in Colorado are a labor shortage, caused by full employment, and a slowdown in the construction industry, which had been the strongest aspect of the Colorado economy throughout the 1990s. Analysts predict that advanced technology, service, and tourism will take the lead as the state's strongest economic sectors.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -5.87% and -6.13%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.76 on January 31, 2000 from $9.57 on July 31, 1999, and the reinvestment of $0.255 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.54 from $10.41, and the reinvestment of $0.240 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.71% for Class A and 4.91% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.45% and 8.12%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.38% and 4.87%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.91% and 8.06% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- Call protection remained an important structural consideration. As more bonds have reached early redemption dates, management continued to try to increase call protection to improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         41
- Average Maturity:                         22.2 years
- Average Rating:                           A+
- Average Call:                             10.0 years
- Average Dollar Price:                     $86.12

RATING DISTRIBUTION*
-------------------------------------------------------------------------------

[CHART]

AAA          39.6%
AA            8.0%
A            11.8%
BBB          20.3%
Non-Rated    20.3%


*May not represent the Portfolio's current or future investments.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                    Class A     Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -7.84%      -8.55%
Five Years                         4.97        4.44
Life of Fund+                      3.11        4.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------

One Year                         -12.21%     -12.91%
Five Years                         3.96        4.10
Life of Fund+                      2.29        4.35

+Inception date: Class A: 12/10/93; Class B: 8/25/92

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
BY NET ASSETS

[CHART]

Hospital                       20.8%
Insured Transportation*        14.3%
Housing                        12.6%
Industrial Development Revenue  8.6%
Ins. Gen'l Obligation*          5.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
     (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
     (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule:
     5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
     1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 62.2% of the Portfolio's net assets.
     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager

THE  ECONOMY
-------------------------------------------------------------------------------
- Connecticut's economy remained strong heading into the year 2000. Key indicators - including employment, income, housing permits, and retail sales - all showed healthy gains for 1999. Consumer confidence recorded a slight dip at year-end; however, no real signs of an economic slowdown appear to be on the horizon.

- Economic analysts predict another year of slower, but sustainable, growth for the Connecticut economy. Employment may increase at a slightly lesser pace than in 1999, as the labor market grows tighter. Unemployment, which reached an all-time low of 2.1% in August 1999, was at 2.8% as of December.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -4.32% and -4.67%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.75 on January 31, 2000 from $10.46 on July 31, 1999, and the reinvestment of $0.262 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.70 from $10.40, and the reinvestment of $0.219 per share in tax-free income. (2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.33% for Class A and 4.41% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.82% and 7.30%, respectively. (4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.99% and 4.51%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.26% and 7.47% respectively. (4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- With more bonds reaching early redemption dates, call protection remained an important aspect of the Portfolio's strategy. Management continued to try to increase call protection to improve the Portfolio's performance characteristics.

- With the municipal market in decline in 1999, management took advantage of the environment by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         72
- Average Maturity:                         20.1 years
- Average Rating:                           A+
- Average Call:                             8.2 years
- Average Dollar Price:                     $94.94

RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA              34.2%
AA               19.4%
A                14.7%
BBB              18.7%
BB                1.0%
Non-Rated        12.0%


*May not represent the Portfolio's current or future investments.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                     Class A   Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -5.58%   -6.33%
Five Years                         5.49     4.69
Life of Fund+                      5.05     4.51

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -10.06%  -10.82%
Five Years                         4.48     4.35
Life of Fund+                      4.17     4.51

+Inception date: Class A: 4/19/94; Class B: 5/1/92

5  LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By net assets


[CHART]

Insured Education*   10.0%
Nursing Home          9.8%
Transportation        9.7%
Education             7.5%
Hospital              7.3%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 44.3% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Michigan's unemployment rate ended 1999 at 3.6%, slightly below the 3.8% level of a year ago. Job growth in the retail sector was strong at year-end, as stores geared up for the holidays, but these gains were offset by job losses in construction. Inflation in Michigan was approximately 2.6% in 1999, a small increase from 1998.

- Michigan governor John Engler recently announced that, for the third year in a row, Michigan was the top state in the U.S. for new plants and expansion projects, edging out California. In addition, the study named Detroit the nation's top metropolitan area for attracting new business in 1999.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -6.14% and -6.46%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.62 on January 31, 2000 from $9.43 on July 31, 1999, and the reinvestment of $0.236 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.62 from $10.52, and the reinvestment of $0.227 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.41% for Class A and 4.57% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.96% and 7.56%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.16% and 4.62%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.54% and 7.65% respectively.(4)

MANAGEMENT UPDATE

- We are pleased to announce that as of January 17, 2000, William H. Ahern became the Portfolio Manager of Eaton Vance Michigan Municipals Fund. Mr. Ahern, a Certified Financial Analyst, is a Vice President of Eaton Vance.

- Call protection remained an important structural consideration. With more bonds reaching early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         72
- Average Maturity:                         21.8 years
- Average Rating:                           AA-
- Average Call:                             7.12 years
- Average Dollar Price:                     $88.54

RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA          54.1%
AA            4.1%
A            20.8%
BBB          10.8%
BB            0.7%
B             0.9%
Non-Rated     8.6%


        *May not represent the Portfolio's current or future investments.
-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                   Class A   Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -8.41%   -9.11%
Five Years                         4.36     3.89
Life of Fund+                      2.62     4.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -12.73%  -13.46%
Five Years                         3.34     3.55
Life of Fund+                      1.81     4.77
+Inception date: Class A: 12/7/93; Class B: 4/19/91

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By total net assets

[CHART]

Insured General Obligation*          17.6%
Hospital                             10.6%
Special tax Revenue                   8.9%
Industrial Development Revenue       8.4%
Insured Water & Sewer*                8.2%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value
     (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 53.7% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Minnesota was one of seven states named to the Corporation for Enterprise Development Honor Roll in 1999, for the sixth consecutive year. This honor was given in recognition of Minnesota's strong employment opportunities, dynamic business sector, and outstanding resources for future economic growth.

- Minnesota had an extremely low unemployment rate of 2.8% for 1999, the third-lowest in the nation. More than 53,000 new jobs were added during the year, with construction jobs growing by 10%. The seasonally adjusted rate for the month of January 2000 was 2.5%, unchanged from December 1999, with the strongest gains coming from the services industry.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -5.40% and -5.85%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.71 on January 31, 2000 from $9.46 on July 31, 1999, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.36 from $10.17, and the reinvestment of $0.221 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.57% for Class A and 4.62% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.22% and 7.65%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.25% and 5.05%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.69% and 8.36% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- With more bonds reaching early redemption dates, call protection remained an important aspect of the Portfolio's strategy. Management increased call protection to improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         49
- Average Maturity:                         21.5 years
- Average Rating:                           AA-
- Average Call:                             10.5 years
- Average Dollar Price:                     $87.62

RATING DISTRIBUTION*
-------------------------------------------------------------------------------

[CHART]

AAA                               43.3%
AA                                16.9%
A                                 12.5%
BBB                               16.0%
Non-Rated/Investment Grade         4.5%
Non-Rated/Below Investment Grade   6.8%


*May not represent the Portfolio's current or future investments.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                   Class A   Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -7.96%    -8.72%
Five Years                         4.62      3.98
Life of Fund+                      2.98      4.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -12.36%   -13.09%
Five Years                         3.60      3.65
Life of Fund+                      2.16      4.32

+Inception date: Class A: 12/9/93; Class B: 7/29/91

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By net assets


[CHART]

Housing                      16.8%
Hospital                     16.7%
Insured Electric Utilities*  15.1%
Industrial Development       10.3%
Escrowed                      9.5%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The
     Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's
     SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7) May not represent the Portfolio's current or future investments. Five largest sectors represent 68.4% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Robert B. MacIntosh
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------

- New Jersey ended 1999 with strong gains in non-farm payroll employment. The construction industry, spurred by a strong overall economy and warm weather, recorded the biggest employment increase, adding 1,300 jobs in December. Gains were widespread throughout the service sector as well, especially in business and computer services. The unemployment rate was 4.1% in December.

- In keeping with national trends, two key economic indicators pointed to ongoing strength in the New Jersey economy:strong consumer confidence levels and continued low inflation. In addition, new building permits rose in 1999, suggesting the construction industry will remain robust.

THE FUND
-------------------------------------------------------------------------------
-    During the six months ended January 31, 2000, the Fund's Class A and
     Class B shares had total returns of -5.81% and -6.26%, respectively. (1) For Class A, this return resulted from a decrease in net asset value
     (NAV) per share to $9.33 on January 31, 2000 from $10.19 on July 31,
     1999, and the reinvestment of $0.275 per share in tax-free income. (2)
     For Class B, this return resulted from a decrease in NAV to $9.71 from $10.61, and the reinvestment of $0.243 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.84% for Class A and 4.89% for Class B. (3) These distribution rates are equivalent to taxable rates of 9.67% and 8.10%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.44% and 4.98%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.01% and 8.25% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- The usually dynamic healthcare sector came under closer scrutiny in recent months, as New Jersey's healthcare market became increasingly competitive.

- Call protection remained an important consideration. With more bonds reaching early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         86
- Average Maturity:                         27.9 years
- Average Rating:                           A
- Average Call:                             18.3 years
- Average Dollar Price:                     $90.31

RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA                               30.6%
AA                                15.1%
A                                 11.6%
BBB                               15.6%
BB                                 6.9%
B                                  1.0%
Non-Rated/Investment Grade         9.0%
Non-Rated/Below Investment Grade  10.2%


       *May not represent the Portfolio's current or future investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                   Class A   Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -7.94%    -8.77%
Five Years                         4.89      4.03
Life of Fund+                      4.56      5.10

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -12.29%   -13.12%
Five Years                         3.38      3.70
Life of Fund+                      3.69      5.10
+Inception date: Class A: 4/13/94; Class B: 1/8/91

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By net assets

[CHART]

Industrial Development Revenue      17.2%
Transportation                      16.3%
Hospital                            10.8%
Insured Transportation*             10.0%
Cogeneration                         6.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
     (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
     (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 61.2% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- Pennsylvania's unemployment rate reached 4.2% in December of 1999, down 0.3% from the year before. Goods-producing industries posted strong job gains, with growth concentrated in the areas of construction and durable goods. Jobs in the services group increased by 1.2% overall during the year.

- Levels of personal income in Pennsylvania rose by 1.2% in the second quarter of 1999, according to the most recent available data, trailing the national rate of 2.5%. Average hourly earnings across the Commonwealth increased by 22 cents, or 1.6%, over the year. All but one industry, transportation equipment, posted advances for the 12-month period.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -4.66% and -5.05%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.25 on January 31, 2000 from $9.99 on July 31, 1999, and the reinvestment of $0.280 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.55 from $10.31, and the reinvestment of $0.246 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 6.00% for Class A and 5.03% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.93% and 8.33%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 6.15% and 5.60%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 10.18% and 9.27% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- We are pleased to announce that, as of January 17, 2000, Cynthia J. Clemson became the Portfolio Manager of Eaton Vance Pennsylvania Municipals Fund. Ms.Clemson is a Vice President of Eaton Vance.

- With municipals declining in 1999, management took advantage of the market environment by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

- Call protection remained an important component of management's strategy. With more bonds reaching early redemption dates, management continued to try to improve call protection whenever possible.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         107
- Average Maturity:                         20.2 years
- Average Rating:                           A+
- Average Call:                             8.8 years
- Average Dollar Price:                     $91.01


RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA                  45.3%
AA                    1.3%
A                    13.1%
BBB                  18.7%
BB                    0.8%
Non-Rated            20.8%


*May not represent the Portfolio's current or future investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                     Class A  Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -6.19%    -6.94%
Five Years                         4.98      4.14
Life of Fund+                      4.41      4.98

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -10.65%   -11.38%
Five Years                         3.96      3.81
Life of Fund+                      3.51      4.98

+Inception date: Class A: 6/1/94; Class B: 1/8/91

5 LARGEST SECTORS(7)
-------------------------------------------------------------------------------
By total net assets


[CHART]

Industrial Development Revenue    19.7%
Hospital                          10.6%
Insured General Obligation*       10.3%
Escrowed/Prerefunded               9.0%
Insured - Hospital*                7.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 57.5% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE TEXAS MUNICIPALS FUND AS OF JANUARY 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]
Thomas M. Metzold
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The Texas economy remained robust in 1999. Consumer confidence posted healthy gains, and gross state product was projected to reach $697.6 billion. Economic expansion is expected to continue to outpace the national rate. Texas now accounts for 7.2% of total U.S. employment, and leads all states in net job creation during the 1990s.

- Seasonally adjusted unemployment in Texas was 4.3% in January 2000, down 0.3% from the previous year. New job growth was moderate throughout 1999, with services, wholesale, and retail trade recording the strongest gains. Contrary to the national trend, Texas also had significant increases in manufacturing employment.

THE FUND
-------------------------------------------------------------------------------

- During the six months ended January 31, 2000, the Fund's Class A and Class B shares had total returns of -5.36% and -5.68%, respectively. (1) For Class A, this return resulted from a decrease in net asset value
     (NAV) per share to $8.80 on January 31, 2000 from $9.56 on July 31, 1999, and the reinvestment of $0.252 per share in tax-free income. (2) For Class B, this return resulted from a decrease in NAV to $9.86 from $10.71, and the reinvestment of $0.247 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2000, the distribution rates were 5.63% for Class A and 4.83% for Class B. (3) These distribution rates are equivalent to taxable rates of 9.32% and 8.00%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.38% and 4.62%, respectively. (5) The SEC 30-day yields are equivalent to taxable yields of 8.91% and 7.65% respectively.(4)

MANAGEMENT UPDATE
-------------------------------------------------------------------------------
- The Portfolio was characterized by relatively little turnover, as the Texas municipal market featured limited new issuance. Management maintained its "barbell" strategy, complementing high-coupon issues for yield with discount issues.

- Call protection remained an important structural consideration. As more bonds reached early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS*
-------------------------------------------------------------------------------
- Number of Issues:                         35
- Average Maturity:                         21.5 years
- Average Rating:                           AA+
- Average Call:                             10.1 years
- Average Dollar Price:                     $91.42

RATING DISTRIBUTION*
-------------------------------------------------------------------------------


[CHART]

AAA              61.6%
AA               15.6%
A                 8.2%
BBB               6.9%
Non-Rated         7.7%


*May not represent the Portfolio's current or future investments.

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2000

PERFORMANCE(6)                  Class A     Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -7.27%     -7.98%
Five Years                         5.11       4.61
Life of Fund+                      3.24       5.01

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                         -11.68%    -12.37%
Five Years                         4.10       4.28
Life of Fund+                      2.43       5.01

+Inception date: Class A: 12/8/93; Class B: 3/24/92

5 LARGEST SECTORS (7)
-------------------------------------------------------------------------------
By total net assets


[CHART]

General Obligation               24.4%
Housing                          18.8%
Insured Hospital*                 9.6%
Insured Electric Utilities*       9.0%
Insured Utilities*                8.2%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
     (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -4th year; 2% - 5th year; 1% - 6th year. (7)May not represent the Portfolio's current or future investments. Five largest sectors represent 70.0% of the Portfolio's net assets.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*Private insurance does not remove the interest rate risks associated with these investments.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $79,663,227    $34,186,025     $140,646,050     $95,101,947
   Unrealized depreciation                 (2,692,220)    (2,173,001)      (4,836,085)     (3,328,282)
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                $76,971,007    $32,013,024     $135,809,965     $91,773,665
------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    12,517    $     4,820     $    255,455     $        --
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $76,983,524    $32,017,844     $136,065,420     $91,773,665
------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $   243,877    $        --     $    128,619     $    55,748
Dividends payable                             140,837         61,671          239,204         154,520
Payable to affiliate for Trustees' fees         1,398             --               --              --
Accrued expenses                               39,989          9,011           36,680          72,516
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   426,101    $    70,682     $    404,503     $   282,784
------------------------------------------------------------------------------------------------------
NET ASSETS                                $76,557,423    $31,947,162     $135,660,917     $91,490,881
------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------
Paid-in capital                           $80,432,552    $34,781,017     $144,510,138     $96,099,048
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (964,842)      (658,886)      (3,818,525)     (1,075,224)
Accumulated distributions in excess of
   net investment income                     (218,067)        (1,968)        (194,611)       (204,661)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,692,220)    (2,173,001)      (4,836,085)     (3,328,282)
------------------------------------------------------------------------------------------------------
TOTAL                                     $76,557,423    $31,947,162     $135,660,917     $91,490,881
------------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 4,029,922    $ 1,888,669     $  8,772,153     $ 2,462,021
SHARES OUTSTANDING                            445,913        215,637          899,741         285,588
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.04    $      8.76     $       9.75     $      8.62
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
      value per share)                    $      9.49    $      9.20     $      10.24     $      9.05
------------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------------
NET ASSETS                                $72,527,501    $30,058,493     $126,888,764     $89,028,860
SHARES OUTSTANDING                          7,216,534      3,152,415       13,084,850       9,256,487
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $     10.05    $      9.54     $       9.70     $      9.62
------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $51,817,126     $267,993,684      $273,903,821     $13,838,241
   Unrealized depreciation                  (1,295,300)     (11,694,073)      (15,164,896)       (370,217)
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                 $50,521,826     $256,299,611      $258,738,925     $13,468,024
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $    28,799     $     32,498      $     50,559     $       671
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $50,550,625     $256,332,109      $258,789,484     $13,468,695
---------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $    13,919     $    608,181      $    651,803     $        --
Dividends payable                               97,046          494,596           465,401          24,477
Payable to affiliate for Trustees' fees             --               --                40              --
Accrued expenses                                20,730           64,569            81,525           6,502
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   131,695     $  1,167,346      $  1,198,769     $    30,979
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $50,418,930     $255,164,763      $257,590,715     $13,437,716
---------------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                            $55,562,207     $273,174,867      $282,455,211     $14,153,985
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (3,753,612)      (5,872,471)       (9,292,300)       (327,272)
Accumulated distributions in excess of
   net investment income                       (94,365)        (443,560)         (407,300)        (18,780)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (1,295,300)     (11,694,073)      (15,164,896)       (370,217)
---------------------------------------------------------------------------------------------------------
TOTAL                                      $50,418,930     $255,164,763      $257,590,715     $13,437,716
---------------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 4,882,636     $ 15,495,873      $  9,175,239     $   407,568
SHARES OUTSTANDING                             560,735        1,661,703           991,953          46,292
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      8.71     $       9.33      $       9.25     $      8.80
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
      value per share)                     $      9.14     $       9.80      $       9.71     $      9.24
---------------------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $45,536,294     $239,668,890      $248,415,476     $13,030,148
SHARES OUTSTANDING                           4,863,032       24,671,809        26,011,341       1,321,173
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)     $      9.36     $       9.71      $       9.55     $      9.86
---------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 2,629,388    $ 1,083,316     $  4,419,907     $ 3,037,246
Expenses allocated from Portfolio            (222,052)       (75,218)        (365,394)       (259,351)
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,407,336    $ 1,008,098     $  4,054,513     $ 2,777,895
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     1,196    $        77     $      2,198     $     2,244
Distribution and service fees
   Class A                                      3,550          1,784            7,366           1,999
   Class B                                    376,408        154,426          653,072         465,334
Legal and accounting services                  20,348         13,666            1,699          18,362
Printing and postage                            5,375          1,967            8,091           5,044
Custodian fee                                   5,824          2,926            7,407           6,842
Transfer and dividend disbursing agent
   fees                                        38,654         11,472           57,075          44,097
Registration fees                               6,420            838            2,892           2,900
Miscellaneous                                   8,701          5,897            7,456          14,329
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   466,476    $   193,053     $    747,256     $   561,151
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,940,860    $   815,045     $  3,307,257     $ 2,216,744
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (506,893)   $   119,013     $     39,517     $(1,394,672)
   Financial futures contracts                 (1,488)        (1,545)         (10,360)          4,188
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (508,381)   $   117,468     $     29,157     $(1,390,484)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(6,859,144)   $(3,180,478)    $(10,425,495)    $(7,525,349)
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(6,859,144)   $(3,180,478)    $(10,425,495)    $(7,525,349)
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(7,367,525)   $(3,063,010)    $(10,396,338)    $(8,915,833)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(5,426,665)   $(2,247,965)    $ (7,089,081)    $(6,699,089)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 1,726,420     $  9,029,127      $  9,284,011     $   451,671
Expenses allocated from Portfolio             (128,299)        (780,796)         (831,767)        (39,956)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 1,598,121     $  8,248,331      $  8,452,244     $   411,715
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     1,113     $      2,213      $      2,284     $       130
Distribution and service fees
   Class A                                       3,955           11,159             4,965             405
   Class B                                     238,818        1,225,204         1,293,746          65,381
Legal and accounting services                    2,731            4,127            16,923          13,380
Printing and postage                             5,550           19,308            13,716           1,317
Custodian fee                                    4,210           10,528            11,957           2,795
Transfer and dividend disbursing agent
   fees                                         22,397           99,283           143,446           6,275
Registration fees                                1,234            5,689             2,083             900
Miscellaneous                                    6,073           14,284            17,968           5,019
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   286,081     $  1,391,795      $  1,507,088     $    95,602
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 1,312,040     $  6,856,536      $  6,945,156     $   316,113
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  (615,615)    $    320,180      $    233,001     $  (196,311)
   Financial futures contracts                  (1,277)          (6,384)           11,827              --
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $  (616,892)    $    313,796      $    244,828     $  (196,311)
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(4,024,175)    $(25,446,567)     $(22,121,294)    $  (979,874)
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(4,024,175)    $(25,446,567)     $(22,121,294)    $  (979,874)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(4,641,067)    $(25,132,771)     $(21,876,466)    $(1,176,185)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(3,329,027)    $(18,276,235)     $(14,931,310)    $  (860,072)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  1,940,860   $   815,045     $  3,307,257    $  2,216,744
   Net realized gain (loss)                   (508,381)      117,468           29,157      (1,390,484)
   Net change in unrealized appreciation
      (depreciation)                        (6,859,144)   (3,180,478)     (10,425,495)     (7,525,349)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (5,426,665)  $(2,247,965)    $ (7,089,081)   $ (6,699,089)
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (123,141)  $   (52,704)    $   (239,726)   $    (48,816)
      Class B                               (1,817,719)     (783,430)      (2,997,239)     (2,168,456)
   In excess of net investment income
      Class A                                   (3,008)           --              (64)             --
      Class B                                  (47,202)       (2,668)              --            (481)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (1,991,070)  $  (838,802)    $ (3,237,029)   $ (2,217,753)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    309,656   $   266,493     $  1,197,046    $  1,475,934
      Class B                                2,243,139     1,241,739        3,995,404       1,893,928
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   71,714        23,906          126,158          21,825
      Class B                                  663,174       391,593        1,439,354       1,056,643
   Cost of shares redeemed
      Class A                               (1,350,003)     (252,819)      (1,131,890)       (607,611)
      Class B                              (12,053,900)   (4,360,267)     (17,885,220)    (12,526,658)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(10,116,220)  $(2,689,355)    $(12,259,148)   $ (8,685,939)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(17,533,955)  $(5,776,122)    $(22,585,258)   $(17,602,781)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of period                    $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $ 76,557,423   $31,947,162     $135,660,917    $ 91,490,881
------------------------------------------------------------------------------------------------------

Accumulated distributions in excess of net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $   (218,067)  $    (1,968)    $   (194,611)   $   (204,661)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,312,040     $  6,856,536      $  6,945,156     $   316,113
   Net realized gain (loss)                   (616,892)         313,796           244,828        (196,311)
   Net change in unrealized appreciation
      (depreciation)                        (4,024,175)     (25,446,567)      (22,121,294)       (979,874)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(3,329,027)    $(18,276,235)     $(14,931,310)    $  (860,072)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (125,211)    $   (480,598)     $   (269,642)    $   (11,490)
      Class B                               (1,133,075)      (6,303,562)       (6,675,514)       (316,350)
   In excess of net investment income
      Class A                                       --           (3,808)           (6,468)           (990)
      Class B                                       --               --           (73,243)        (17,049)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(1,258,286)    $ (6,787,968)     $ (7,024,867)    $  (345,879)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 1,123,997     $  2,590,035      $  1,419,432     $    40,768
      Class B                                1,495,898        5,398,405         5,087,947         390,949
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   49,269          173,867           173,251           3,780
      Class B                                  606,874        3,136,635         2,835,990         113,127
   Cost of shares redeemed
      Class A                                 (723,851)      (4,628,754)       (2,322,798)        (57,943)
      Class B                               (7,723,205)     (34,556,808)      (41,448,720)     (1,523,617)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(5,171,018)    $(27,886,620)     $(34,254,898)    $(1,032,936)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(9,758,331)    $(52,950,823)     $(56,211,075)    $(2,238,887)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                     $60,177,261     $308,115,586      $313,801,790     $15,676,603
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $50,418,930     $255,164,763      $257,590,715     $13,437,716
---------------------------------------------------------------------------------------------------------

Accumulated distributions in excess of net
investment income included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $   (94,365)    $   (443,560)     $   (407,300)    $   (18,780)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,282,323   $ 1,740,925     $  6,841,982    $  4,920,189
   Net realized gain                         1,622,655       811,139        1,435,275       2,217,392
   Net change in unrealized appreciation
      (depreciation)                        (4,960,998)   (2,289,164)      (5,197,247)     (6,686,326)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    943,980   $   262,900     $  3,080,010    $    451,255
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (301,613)  $  (113,038)    $   (367,948)   $    (77,207)
      Class B                               (3,980,710)   (1,659,567)      (6,438,328)     (4,801,254)
   In excess of net investment income
      Class A                                   (1,295)           --               --              --
      Class B                                  (75,917)           --               --              --
   From net realized gain
      Class A                                       --            --               --          (2,684)
      Class B                                       --            --               --        (148,743)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,359,535)  $(1,772,605)    $ (6,806,276)   $ (5,029,888)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  5,695,521   $   410,035     $  5,614,029    $    476,350
      Class B                                7,317,398     3,574,611       10,368,849       4,918,939
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  145,259        58,140          213,503          50,026
      Class B                                1,488,338       842,774        3,425,924       2,605,627
   Cost of shares redeemed
      Class A                               (3,679,906)     (536,119)      (1,587,114)       (244,401)
      Class B                              (16,250,220)   (4,822,974)     (20,380,835)    (23,876,690)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (5,283,610)  $  (473,533)    $ (2,345,644)   $(16,070,149)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (8,699,165)  $(1,983,238)    $ (6,071,910)   $(20,648,782)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $102,790,543   $39,706,522     $164,318,085    $129,742,444
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (167,857)  $    21,789     $   (264,839)   $   (203,652)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  2,807,821    $ 14,517,141      $ 15,476,859     $   737,118
   Net realized gain                            848,429       7,082,662         5,867,482         329,438
   Net change in unrealized appreciation
      (depreciation)                         (3,102,438)    (19,049,564)      (18,321,912)       (862,442)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $    553,812    $  2,550,239      $  3,022,429     $   204,114
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (225,700)   $   (830,624)     $   (567,134)    $   (21,492)
      Class B                                (2,582,121)    (13,686,517)      (15,120,969)       (719,293)
   In excess of net investment income
      Class A                                    (3,995)         (8,497)          (11,869)             --
      Class B                                    (5,888)        (19,571)         (316,467)             --
   From net realized gain
      Class A                                        --              --                --              --
      Class B                                        --              --                --              --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (2,817,704)   $(14,545,209)     $(16,016,439)    $  (740,785)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  1,586,280    $ 10,874,081      $  9,157,522     $   263,076
      Class B                                 4,513,386      26,459,043        16,392,325         717,516
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   117,088         407,915           372,064          11,491
      Class B                                 1,383,773       7,147,875         7,015,145         274,459
   Cost of shares redeemed
      Class A                                  (681,021)     (3,283,634)       (6,986,416)       (173,118)
      Class B                               (11,372,093)    (49,220,137)      (57,299,191)     (2,240,673)
---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $ (4,452,587)   $ (7,614,857)     $(31,348,551)    $(1,147,249)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $ (6,716,479)   $(19,609,827)     $(44,342,561)    $(1,683,920)
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of year                       $ 66,893,740    $327,725,413      $358,144,351     $17,360,523
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
---------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (148,119)   $   (512,128)     $   (327,589)    $    10,986
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 ARIZONA FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)          1999(1)      1998(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 9.850          $10.200      $10.090
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.247          $ 0.504      $ 0.499
Net realized and unrealized gain
   (loss)                                    (0.804)          (0.348)       0.126
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.557)         $ 0.156      $ 0.625
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.247)         $(0.504)     $(0.499)
In excess of net investment income           (0.006)          (0.002)      (0.016)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.253)         $(0.506)     $(0.515)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.040          $ 9.850      $10.200
----------------------------------------------------------------------------------

TOTAL RETURN(2)                               (5.70)%           1.48%        6.34%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 4,030          $ 5,409      $ 3,498
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 0.88%(4)         0.77%        0.78%
   Expenses after custodian fee
      reduction(3)                             0.87%(4)         0.76%        0.76%
   Net investment income                       5.27%(4)         4.90%        4.88%
Portfolio Turnover of the Portfolio              19%              38%          23%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     ARIZONA FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)          1999(1)      1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $10.950          $11.340      $11.220     $ 10.680     $ 10.530     $ 10.390
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $ 0.232          $ 0.472      $ 0.476     $  0.486     $  0.482     $  0.492
Net realized and unrealized gain
   (loss)                                    (0.891)          (0.381)       0.134        0.539        0.161        0.164
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.659)         $ 0.091      $ 0.610     $  1.025     $  0.643     $  0.656
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $(0.235)         $(0.472)     $(0.476)    $ (0.485)    $ (0.488)    $ (0.492)
In excess of net investment income           (0.006)          (0.009)      (0.014)          --       (0.005)      (0.024)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.241)         $(0.481)     $(0.490)    $ (0.485)    $ (0.493)    $ (0.516)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $10.050          $10.950      $11.340     $ 11.220     $ 10.680     $ 10.530
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                               (6.04)%           0.74%        5.54%        9.85%        6.17%        6.64%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $72,528          $88,682      $99,293     $109,379     $127,681     $141,859
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                              1.67%(5)         1.56%        1.57%        1.58%        1.56%        1.53%
   Expenses after custodian fee
      reduction(3)                             1.66%(5)         1.55%        1.55%        1.57%        1.55%          --
   Net investment income                       4.50%(5)         4.16%        4.22%        4.50%        4.49%        4.81%
Portfolio Turnover of the Portfolio              19%              38%          23%          10%          18%          22%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 COLORADO FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)           1999         1998
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 9.570          $ 9.950      $ 9.920
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.245          $ 0.507      $ 0.507
Net realized and unrealized gain
   (loss)                                    (0.800)          (0.374)       0.038
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.555)         $ 0.133      $ 0.545
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.255)         $(0.513)     $(0.515)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 8.760          $ 9.570      $ 9.950
----------------------------------------------------------------------------------

TOTAL RETURN(1)                               (5.87)%           1.27%        5.62%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 1,889          $ 2,021      $ 2,172
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)                                 0.88%(3)         0.63%        0.74%
   Expenses after custodian fee
      reduction(2)                             0.83%(3)         0.59%        0.71%
   Net investment income                       5.33%(3)         5.09%        5.14%
Portfolio Turnover of the Portfolio               3%              33%          18%
----------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              COLORADO FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.410          $10.820      $10.800      $10.170      $10.020      $10.010
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.229          $ 0.467      $ 0.478      $ 0.491      $ 0.480      $ 0.494
Net realized and unrealized
   gain (loss)                         (0.863)          (0.401)       0.025        0.621        0.162        0.033
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.634)         $ 0.066      $ 0.503      $ 1.112      $ 0.642      $ 0.527
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.235)         $(0.476)     $(0.483)     $(0.482)     $(0.492)     $(0.494)
In excess of net investment
   income                              (0.001)              --           --           --           --       (0.023)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.236)         $(0.476)     $(0.483)     $(0.482)     $(0.492)     $(0.517)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.540          $10.410      $10.820      $10.800      $10.170      $10.020
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                         (6.13)%           0.54%        4.74%       11.26%        6.46%        5.58%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $30,058          $35,703      $37,535      $40,786      $42,972      $43,900
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)(3)                    1.62%(4)         1.46%        1.51%        1.53%        1.49%        1.28%
   Net expenses after
      custodian fee
      reduction(2)                       1.57%(4)         1.42%        1.48%        1.49%        1.45%          --
   Net investment income                 4.60%(4)         4.32%        4.40%        4.75%        4.69%        5.03%
Portfolio Turnover of the
   Portfolio                                3%              33%          18%          14%          53%          52%
-------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)(3)                                                                                1.51%        1.43%
   Expenses after custodian
      fee reduction(2)                                                                           1.46%          --
   Net investment income                                                                         4.67%        4.88%
Net investment income per
   share                                                                                      $ 0.478      $ 0.479
-------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CONNECTICUT FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)           1999        1998(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $10.460          $10.710      $10.640
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.262          $ 0.539      $ 0.529
Net realized and unrealized gain
   (loss)                                    (0.710)          (0.258)       0.091
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.448)         $ 0.281      $ 0.620
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.262)         $(0.531)     $(0.529)
In excess of net investment income           (0.000)(2)           --       (0.021)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.262)         $(0.531)     $(0.550)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.750          $10.460      $10.710
----------------------------------------------------------------------------------

TOTAL RETURN(3)                               (4.32)%           2.60%        5.97%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 8,772          $ 9,222      $ 5,193
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)                                 0.79%(5)         0.75%        0.76%
   Expenses after custodian fee
      reduction(4)                             0.75%(5)         0.73%        0.75%
   Net investment income                       5.20%(5)         4.89%        4.93%
Portfolio Turnover of the Portfolio              12%              18%           7%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CONNECTICUT FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)           1999        1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 10.400        $ 10.640     $ 10.570     $ 10.120     $  9.970     $ 10.050
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.219        $  0.440     $  0.438     $  0.453     $  0.452     $  0.465
Net realized and unrealized gain
   (loss)                                     (0.703)         (0.243)       0.080        0.450        0.169       (0.037)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $ (0.484)       $  0.197     $  0.518     $  0.903     $  0.621     $  0.428
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.216)       $ (0.437)    $ (0.438)    $ (0.453)    $ (0.452)    $ (0.465)
In excess of net investment income                --              --       (0.010)          --       (0.019)      (0.043)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.216)       $ (0.437)    $ (0.448)    $ (0.453)    $ (0.471)    $ (0.508)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  9.700        $ 10.400     $ 10.640     $ 10.570     $ 10.120     $  9.970
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (4.67)%          1.84%        4.99%        9.17%        6.30%        4.55%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $126,889        $149,024     $159,125     $171,634     $181,608     $188,900
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                               1.59%(5)        1.56%        1.59%        1.60%        1.58%        1.55%
   Expenses after custodian fee
      reduction(3)                              1.55%(5)        1.54%        1.58%        1.60%        1.57%          --
   Net investment income                        4.42%           4.11%        4.14%        4.45%        4.45%        4.77%
Portfolio Turnover of the Portfolio               12%             18%           7%          11%          23%          29%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 MICHIGAN FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)          1999(1)      1998(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 9.430          $ 9.820      $ 9.750
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.224          $ 0.471      $ 0.474
Net realized and unrealized gain
   (loss)                                    (0.798)          (0.385)       0.092
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.574)         $ 0.086      $ 0.566
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.236)         $(0.461)     $(0.496)
From net realized gain                           --           (0.015)          --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.236)         $(0.476)     $(0.496)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 8.620          $ 9.430      $ 9.820
----------------------------------------------------------------------------------

TOTAL RETURN(2)                               (6.14)%           0.81%        5.95%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 2,462          $ 1,737      $ 1,526
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 0.90%(4)         0.80%        0.83%
   Expenses after custodian fee
      reduction(3)                             0.90%(4)         0.79%        0.81%
   Net investment income                       5.12%(4)         4.81%        4.85%
Portfolio Turnover of the Portfolio              25%              31%          26%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     MICHIGAN FUND -- CLASS B
                                        -----------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                        JANUARY 31, 2000      -------------------------------------------------------------
                                        (UNAUDITED)            1999(1)      1998(1)       1997         1996         1995
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                     $10.520         $ 10.950     $ 10.870     $ 10.420     $ 10.250     $ 10.210
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         $ 0.221         $  0.440     $  0.448     $  0.460     $  0.464     $  0.486
Net realized and unrealized gain
   (loss)                                      (0.898)          (0.420)       0.097        0.454        0.195        0.059
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $(0.677)        $  0.020     $  0.545     $  0.914     $  0.659     $  0.545
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income                    $(0.223)        $ (0.435)    $ (0.448)    $ (0.462)    $ (0.481)    $ (0.486)
In excess of net investment income             (0.000)(2)           --       (0.017)      (0.002)      (0.008)      (0.019)
From net realized gain                             --           (0.015)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.223)        $ (0.450)    $ (0.465)    $ (0.464)    $ (0.489)    $ (0.505)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $ 9.620         $ 10.520     $ 10.950     $ 10.870     $ 10.420     $ 10.250
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                 (6.46)%           0.11%        5.11%        9.01%        6.50%        5.61%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                   $89,029         $107,357     $128,216     $148,542     $171,067     $186,363
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)(5)                                1.66%(6)         1.58%        1.59%        1.60%        1.61%        1.51%
   Expenses after custodian fee
      reduction(4)                               1.66%(6)         1.57%        1.57%        1.58%        1.60%          --
   Net investment income                         4.44%(6)         4.03%        4.12%        4.40%        4.44%        4.84%
Portfolio Turnover of the Portfolio                25%              31%          26%          16%          49%          54%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Distributions in excess of net investment income are less than $0.001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                MINNESOTA FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)          1999(1)      1998(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 9.460          $ 9.820      $ 9.770
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.245          $ 0.490      $ 0.492
Net realized and unrealized gain
   (loss)                                    (0.751)          (0.351)       0.073
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.506)         $ 0.139      $ 0.565
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.244)         $(0.490)     $(0.515)
In excess of net investment income               --           (0.009)          --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.244)         $(0.499)     $(0.515)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 8.710          $ 9.460      $ 9.820
----------------------------------------------------------------------------------

TOTAL RETURN(2)                               (5.40)%           1.34%        5.94%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 4,883          $ 4,822      $ 3,995
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 0.81%(4)         0.73%        0.73%
   Expenses after custodian fee
      reduction(3)                             0.78%(4)         0.71%        0.71%
   Net investment income                       5.41%(4)         4.97%        5.03%
Portfolio Turnover of the Portfolio               7%              19%          23%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MINNESOTA FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)          1999(1)      1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $10.170          $10.540      $10.490      $10.070      $ 9.950      $10.040
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $ 0.225          $ 0.446      $ 0.439      $ 0.466      $ 0.468      $ 0.470
Net realized and unrealized gain
   (loss)                                    (0.817)          (0.369)       0.073        0.415        0.123       (0.053)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.592)         $ 0.077      $ 0.512      $ 0.881      $ 0.591      $ 0.417
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $(0.218)         $(0.446)     $(0.439)     $(0.461)     $(0.468)     $(0.470)
In excess of net investment income               --           (0.001)      (0.023)          --       (0.003)      (0.037)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.218)         $(0.447)     $(0.462)     $(0.461)     $(0.471)     $(0.507)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.360          $10.170      $10.540      $10.490      $10.070      $ 9.950
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                               (5.85)%           0.65%        4.99%        9.01%        6.00%        4.41%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $45,536          $55,355      $62,899      $67,781      $74,374      $78,970
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                              1.59%(5)         1.55%        1.58%        1.58%        1.56%        1.52%
   Expenses after custodian fee
      reduction(3)                             1.56%(5)         1.53%        1.56%        1.55%        1.54%          --
   Net investment income                       4.66%(5)         4.21%        4.19%        4.62%        4.63%        4.80%
Portfolio Turnover of the Portfolio               7%              19%          23%          22%          45%          76%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                NEW JERSEY FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)(1)       1999(1)      1998(1)
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $10.190          $10.590      $10.530
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.273          $ 0.548      $ 0.558
Net realized and unrealized gain
   (loss)                                    (0.858)          (0.394)       0.082
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.585)         $ 0.154      $ 0.640
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.273)         $(0.548)     $(0.558)
In excess of net investment income           (0.002)          (0.006)      (0.022)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.275)         $(0.554)     $(0.580)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.330          $10.190      $10.590
----------------------------------------------------------------------------------

TOTAL RETURN(2)                               (5.81)%           1.39%        6.24%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $15,496          $18,897      $11,570
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 0.78%(4)         0.73%        0.77%
   Expenses after custodian fee
      reduction(3)                             0.78%(4)         0.72%        0.75%
   Net investment income                       5.58%(4)         5.14%        5.25%
Portfolio Turnover of the Portfolio              17%              32%          14%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   NEW JERSEY FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)(1)       1999(1)      1998(1)       1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 10.610        $ 11.020     $ 10.940     $ 10.440     $ 10.360     $ 10.410
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.244        $  0.481     $  0.491     $  0.506     $  0.505     $  0.505
Net realized and unrealized gain
   (loss)                                     (0.905)         (0.409)       0.089        0.493        0.084       (0.009)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $ (0.661)       $  0.072     $  0.580     $  0.999     $  0.589     $  0.496
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.239)       $ (0.481)    $ (0.491)    $ (0.499)    $ (0.505)    $ (0.505)
In excess of net investment income                --          (0.001)      (0.009)          --       (0.004)      (0.035)
In excess of net realized gain                    --              --           --           --           --       (0.006)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.239)       $ (0.482)    $ (0.500)    $ (0.499)    $ (0.509)    $ (0.546)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  9.710        $ 10.610     $ 11.020     $ 10.940     $ 10.440     $ 10.360
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (6.26)%          0.59%        5.41%        9.85%        5.74%        5.04%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $239,669        $289,219     $316,155     $345,080     $378,649     $404,861
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                               1.58%(5)        1.57%        1.61%        1.59%        1.57%        1.53%
   Expenses after custodian fee
      reduction(3)                              1.58%(5)        1.56%        1.59%        1.57%        1.56%          --
   Net investment income                        4.78%(5)        4.37%        4.48%        4.82%        4.80%        4.97%
Portfolio Turnover of the Portfolio               17%             32%          14%          24%          39%          54%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               PENNSYLVANIA FUND -- CLASS A
                                        ------------------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    ----------------------
                                        (UNAUDITED)(1)       1999(1)       1998
----------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 9.990          $10.400      $10.550
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income                       $ 0.273          $ 0.546      $ 0.578
Net realized and unrealized loss             (0.733)          (0.393)      (0.143)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.460)         $ 0.153      $ 0.435
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income                  $(0.273)         $(0.546)     $(0.578)
In excess of net investment income           (0.007)          (0.017)      (0.007)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.280)         $(0.563)     $(0.585)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.250          $ 9.990      $10.400
----------------------------------------------------------------------------------

TOTAL RETURN(2)                               (4.66)%           1.42%        4.17%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $ 9,175          $10,652      $ 8,552
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                 0.83%(4)         0.75%        0.74%
   Expenses after custodian fee
      reduction(3)                             0.83%(4)         0.71%        0.70%
   Net investment income                       5.64%(4)         5.29%        5.40%
Portfolio Turnover of the Portfolio              14%              27%          13%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  PENNSYLVANIA FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)(1)       1999(1)       1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 10.310        $ 10.730     $ 10.900     $ 10.430     $ 10.320     $ 10.340
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.239        $  0.477     $  0.506     $  0.522     $  0.512     $  0.507
Net realized and unrealized gain
   (loss)                                     (0.757)         (0.404)      (0.156)       0.458        0.108        0.004(2)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $ (0.518)       $  0.073     $  0.350     $  0.980     $  0.620     $  0.511
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.239)       $ (0.483)    $ (0.520)    $ (0.510)    $ (0.510)    $ (0.507)
In excess of net investment income            (0.003)         (0.010)          --           --           --       (0.024)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.242)       $ (0.493)    $ (0.520)    $ (0.510)    $ (0.510)    $ (0.531)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  9.550        $ 10.310     $ 10.730     $ 10.900     $ 10.430     $ 10.320
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                (5.05)%          0.64%        3.23%        9.66%        6.08%        5.24%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $248,415        $303,150     $349,593     $395,974     $441,104     $495,856
Ratios (As a percentage of average
   daily net assets):
   Expenses(4)(5)                               1.66%(6)        1.58%        1.59%        1.61%        1.58%        1.51%
   Expenses after custodian fee
      reduction(4)                              1.66%(6)        1.54%        1.55%        1.56%        1.54%          --
   Net investment income                        4.81%(6)        4.47%        4.63%        4.93%        4.89%        5.04%
Portfolio Turnover of the Portfolio               14%             27%          13%          17%          30%          44%
-------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   TEXAS FUND -- CLASS A
                                        --------------------------------------------
                                        SIX MONTHS ENDED       YEAR ENDED JULY 31,
                                        JANUARY 31, 2000      ----------------------
                                        (UNAUDITED)             1999         1998
------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                     $ 9.560          $ 9.890      $ 9.770
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                         $ 0.230          $ 0.511      $ 0.515
Net realized and unrealized gain
   (loss)                                      (0.738)          (0.336)       0.110
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $(0.508)         $ 0.175      $ 0.625
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income                    $(0.232)         $(0.505)     $(0.505)
In excess of net investment income             (0.020)              --           --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.252)         $(0.505)     $(0.505)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $ 8.800          $ 9.560      $ 9.890
------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 (5.36)%           1.72%        6.55%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                   $   408          $   458      $   373
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)                                   1.16%(3)         0.75%        0.72%
   Expenses after custodian fee
      reduction(2)                               1.14%(3)         0.72%        0.69%
   Net investment income                         5.10%(3)         5.11%        5.22%
Portfolio Turnover of the Portfolio                29%              55%          17%
------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      TEXAS FUND -- CLASS B
                                        ---------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                        JANUARY 31, 2000    -------------------------------------------------------------
                                        (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $10.710          $11.080      $10.960      $10.440      $10.280      $10.210
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                       $ 0.222          $ 0.485      $ 0.496      $ 0.489      $ 0.492      $ 0.532
Net realized and unrealized gain
   (loss)                                    (0.830)          (0.368)       0.120        0.526        0.177        0.084
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $(0.608)         $ 0.117      $ 0.616      $ 1.015      $ 0.669      $ 0.616
-------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net investment income                  $(0.230)         $(0.487)     $(0.496)     $(0.495)     $(0.509)     $(0.532)
In excess of net investment income           (0.012)              --           --           --           --       (0.014)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.242)         $(0.487)     $(0.496)     $(0.495)     $(0.509)     $(0.546)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 9.860          $10.710      $11.080      $10.960      $10.440      $10.280
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                               (5.68)%           1.01%        5.74%       10.00%        6.60%        6.36%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $13,030          $15,219      $16,988      $21,283      $23,996      $27,762
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)(3)                              1.92%(4)         1.54%        1.49%        1.57%        1.43%        0.99%
   Expenses after custodian fee
      reduction(2)                             1.90%(4)         1.51%        1.46%        1.55%        1.39%          --
   Net investment income                       4.35%(4)         4.37%        4.50%        4.61%        4.70%        5.29%
Portfolio Turnover of the Portfolio              29%              55%          17%          17%          39%          49%
-------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average
   daily net assets):
   Expenses(2)(3)                                                                                      1.53%        1.44%
   Expenses after custodian fee
   reduction(2)                                                                                        1.49%          --
   Net investment income                                                                               4.60%        4.84%
Net investment income per share                                                                     $ 0.482      $ 0.487
-------------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund), Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund) and Eaton Vance Texas Municipals Fund (Texas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2000 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios are discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 1999, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona Fund                              $  431,585  July 31, 2004
    Colorado Fund                                776,352  July 31, 2004
    Connecticut Fund                              91,011  July 31, 2005
                                               3,755,736  July 31, 2004
    Minnesota Fund                               329,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey Fund                               23,676  July 31, 2005
                                               6,131,408  July 31, 2004
    Pennsylvania Fund                          1,809,455  July 31, 2005
                                               7,652,773  July 31, 2004
    Texas Fund                                    84,793  July 31, 2005
                                                  46,167  July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   January 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                                ARIZONA FUND
                                              -------------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000           YEAR ENDED
                                              (UNAUDITED)                JULY 31, 1999
                                              -------------------------  ----------------------
                                                CLASS A       CLASS B     CLASS A     CLASS B
    -------------------------------------------------------------------------------------------
    Sales                                          33,271      216,157    556,423      644,520
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    7,638       63,503     14,297      131,278
    Redemptions                                  (144,148)  (1,159,236)  (364,504)  (1,431,988)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (103,239)    (879,576)   206,216     (656,190)
    -------------------------------------------------------------------------------------------

                                                           COLORADO FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000     YEAR ENDED
                                              (UNAUDITED)          JULY 31, 1999
                                              -------------------  -------------------
                                              CLASS A    CLASS B   CLASS A    CLASS B
    ----------------------------------------------------------------------------------
    Sales                                      29,321    123,072    41,160    329,508
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                2,606     39,313     5,870     78,095
    Redemptions                               (27,418)  (438,836)  (54,245)  (447,093)
    ----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                     4,509   (276,451)   (7,215)   (39,490)
    ----------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                             CONNECTICUT FUND
                                              ----------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000        YEAR ENDED
                                              (UNAUDITED)             JULY 31, 1999
                                              ----------------------  ----------------------
                                               CLASS A     CLASS B     CLASS A     CLASS B
    ----------------------------------------------------------------------------------------
    Sales                                      118,750      399,572    524,295      967,806
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                12,521      143,826     19,896      320,758
    Redemptions                               (113,384)  (1,792,006)  (147,351)  (1,912,012)
    ----------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                     17,887   (1,248,608)   396,840     (623,448)
    ----------------------------------------------------------------------------------------

                                                             MICHIGAN FUND
                                              --------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000       YEAR ENDED
                                              (UNAUDITED)            JULY 31, 1999
                                              ---------------------  ---------------------
                                              CLASS A     CLASS B    CLASS A     CLASS B
    --------------------------------------------------------------------------------------
    Sales                                     165,916      195,798    48,762      449,210
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                2,440      105,485     5,120      238,514
    Redemptions                               (66,969)  (1,252,838)  (25,127)  (2,185,130)
    --------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                   101,387     (951,555)   28,755   (1,497,406)
    --------------------------------------------------------------------------------------

                                                            MINNESOTA FUND
                                              ------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000     YEAR ENDED
                                              (UNAUDITED)          JULY 31, 1999
                                              -------------------  ---------------------
                                              CLASS A    CLASS B   CLASS A     CLASS B
    ------------------------------------------------------------------------------------
    Sales                                     125,445    153,854   159,290      425,368
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                5,441     62,478    12,797      130,884
    Redemptions                               (79,807)  (797,797)  (69,272)  (1,078,648)
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                    51,079   (581,465)  102,815     (522,396)
    ------------------------------------------------------------------------------------

                                                              NEW JERSEY FUND
                                              -----------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000        YEAR ENDED
                                              (UNAUDITED)             JULY 31, 1999
                                              ----------------------  -----------------------
                                               CLASS A     CLASS B     CLASS A      CLASS B
    -----------------------------------------------------------------------------------------
    Sales                                      266,558      531,569   1,033,440    2,398,545
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                17,853      309,797      38,666      649,772
    Redemptions                               (476,599)  (3,422,824)   (310,720)  (4,488,554)
    -----------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                   (192,188)  (2,581,458)    761,386   (1,440,237)
    -----------------------------------------------------------------------------------------

                                                            PENNSYLVANIA FUND
                                              ----------------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000        YEAR ENDED
                                              (UNAUDITED)             JULY 31, 1999
                                              ----------------------  ----------------------
                                               CLASS A     CLASS B     CLASS A     CLASS B
    ----------------------------------------------------------------------------------------
    Sales                                      150,075      517,991    881,964    1,533,768
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                18,104      286,161     36,031      657,662
    Redemptions                               (242,276)  (4,190,766)  (674,530)  (5,385,455)
    ----------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                    (74,097)  (3,386,614)   243,465   (3,194,025)
    ----------------------------------------------------------------------------------------

                                                            TEXAS FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2000    YEAR ENDED
                                              (UNAUDITED)         JULY 31, 1999
                                              ------------------  -------------------
                                              CLASS A   CLASS B   CLASS A    CLASS B
    ---------------------------------------------------------------------------------
    Sales                                      4,493     38,516    26,766     64,343
    Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                              415     11,080     1,162     24,770
    Redemptions                               (6,500)  (149,035)  (17,726)  (202,053)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                   (1,592)   (99,439)   10,202   (112,940)
    ---------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $224, $607, $2,008, $186, $950, $2,842, $886 and $39 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2000.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended January 31, 2000, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $303,047, $124,640, $521,419, $367,041, $192,354, $1,000,172, $1,042,497 and
   $52,589, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At January 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $2,224,000, $1,255,000, $3,648,000, $1,989,000, $1,391,000, $5,471,000,
   $6,122,000 and $286,000, respectively.

   The Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of the Funds average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $3,550, $1,784, $7,366, $1,999, $3,955, $11,159, $4,965 and $405,
   respectively, for Class A shares, and $73,361, $29,786, $131,653, $98,293,
   $46,464, $225,032, $251,249 and $12,792, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $78,000, $26,000, $52,000, $52,000, $55,000, $166,000,
   $296,000 and $7,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the six months ended January 31, 2000.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2000 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 2,664,067
    Decreases                                  15,066,136

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 1,503,412
    Decreases                                   5,309,523

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $ 5,714,375
    Decreases                                  21,456,149

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 3,433,800
    Decreases                                  14,985,531

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 2,725,460
    Decreases                                   9,553,535

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $ 8,171,301
    Decreases                                  44,320,634

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 6,563,586
    Decreases                                  49,273,708

    TEXAS FUND
    -----------------------------------------------------
    Increases                                 $   431,542
    Decreases                                   1,964,177

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.0%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 2.2%
----------------------------------------------------------------------------
      $  1,800         Arizona Health Facilities Authority,
                       (Care Institute, Inc. - Mesa),
                       7.625%, 1/1/26                            $ 1,679,130
----------------------------------------------------------------------------
                                                                 $ 1,679,130
----------------------------------------------------------------------------
Education -- 2.7%
----------------------------------------------------------------------------
      $  2,000         Arizona Educational Loan Marketing
                       Corp., (AMT), 6.30%, 12/1/08              $ 2,050,180
----------------------------------------------------------------------------
                                                                 $ 2,050,180
----------------------------------------------------------------------------
Electric Utilities -- 8.9%
----------------------------------------------------------------------------
      $  2,000         Coconino County, Pollution Control,
                       (Nevada Power Co.), (AMT),
                       5.80%, 11/1/32                            $ 1,668,640
           500         Maricopa County, Pollution Control,
                       (Public Service Co. of New Mexico),
                       5.75%, 11/1/22                                429,065
         3,500         Maricopa County, Pollution Control,
                       (Public Service Co. of New Mexico),
                       6.375%, 8/15/23                             3,243,555
         1,000         Pima County, IDA, (Tucson Electric Power
                       Co.), 6.00%, 9/1/29                           852,210
         1,000         Salt River Agricultural Improvement and
                       Power District, Residual Certificates,
                       Variable Rate, 1/1/25(1)(2)                   665,340
----------------------------------------------------------------------------
                                                                 $ 6,858,810
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.4%
----------------------------------------------------------------------------
      $  1,000         Glendale, IDA, (Thunderbird-American
                       Graduate School), Prerefunded to 7/1/05,
                       7.125%, 7/1/20                            $ 1,106,340
         2,000         Maricopa County, (Samaritan Health
                       Services), (MBIA), (Escrowed to
                       Maturity), 7.00%, 12/1/16                   2,255,980
         2,850         Maricopa County, IDA, (Place Five and
                       The Greenery), Escrowed to Maturity,
                       6.625%, 1/1/27                              2,958,556
         1,250         Maricopa County, IDA, (Place Five and
                       The Greenery), Escrowed to Maturity,
                       8.625%, 1/1/27                              1,522,587
         7,500         Maricopa County, SFM, Escrowed to
                       Maturity, 0.00%, 2/1/16                     2,836,650
         6,500         Phoenix, IDA, Single Family, Escrowed to
                       Maturity, 0.00%, 12/1/14                    2,685,020
----------------------------------------------------------------------------
                                                                 $13,365,133
----------------------------------------------------------------------------
General Obligations -- 4.6%
----------------------------------------------------------------------------
      $  1,125         Puerto Rico, 0.00%, 7/1/18                $   363,465
         2,275         Tucson, 4.50%, 7/1/19                       1,816,565
         1,500         Tucson, 5.375%, 7/1/21                      1,382,625
----------------------------------------------------------------------------
                                                                 $ 3,562,655
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Hospital -- 5.1%
----------------------------------------------------------------------------
      $  1,130         Arizona Health Facilities Authority,
                       (Phoenix Memorial Hospital),
                       8.125%, 6/1/12                            $ 1,132,045
         1,250         Arizona Health Facilities Authority,
                       (Phoenix Memorial Hospital),
                       8.20%, 6/1/21                               1,209,537
         1,250         Maricopa County, IDA, (Mayo Foundation),
                       Residual Certificates, Variable Rate,
                       11/15/37(1)(2)                                813,950
         1,000         Winslow, IDA, (Winslow Memorial
                       Hospital), 5.50%, 6/1/22                      778,460
----------------------------------------------------------------------------
                                                                 $ 3,933,992
----------------------------------------------------------------------------
Housing -- 6.4%
----------------------------------------------------------------------------
      $  2,000         Maricopa County, IDA, (Laguna Point
                       Apartments), 6.75%, 7/1/19                $ 2,065,260
           950         Maricopa County, IDA, (National Health
                       Facilities II), 6.375%, 1/1/19                867,806
         1,000         Phoenix, IDA, (Woodstone and Silver
                       Springs Apartments), (Asset Guaranty),
                       6.25%, 4/1/23                                 997,470
         1,000         Tempe, IDA, (Quadrangle Village
                       Apartments), 6.25%, 6/1/26                  1,009,350
----------------------------------------------------------------------------
                                                                 $ 4,939,886
----------------------------------------------------------------------------
Industrial Development Revenue -- 6.8%
----------------------------------------------------------------------------
      $  1,000         Casa Grande, Pollution Control, (Frito
                       Lay, Inc.), 6.60%, 12/1/10                $ 1,046,810
         1,750         Gila County, IDA, (Asarco, Inc.),
                       5.55%, 1/1/27                               1,323,595
           750         Phoenix Airport Authority, (America West
                       Airlines, Inc.), (AMT), 6.25%, 6/1/19         666,030
           500         Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26               472,870
         2,000         Yavapai County, IDA, (Citizens Utilities
                       Co.), (AMT), 5.45%, 6/1/33                  1,722,980
----------------------------------------------------------------------------
                                                                 $ 5,232,285
----------------------------------------------------------------------------
Insured-Electric Utilities -- 8.0%
----------------------------------------------------------------------------
      $  2,800         Navajo County, PCR, (Arizona Public
                       Service Co.), (MBIA), 5.875%, 8/15/28     $ 2,695,840
         2,315         Pima County, (Irvington Power), (FGIC),
                       7.25%, 7/15/10                              2,468,485
         1,200         Puerto Rico Electric Power Authority,
                       (MBIA), 4.50%, 7/1/18                         984,084
----------------------------------------------------------------------------
                                                                 $ 6,148,409
----------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
----------------------------------------------------------------------------
      $  1,000         Puerto Rico, (FSA), Variable Rate,
                       7/1/22(1)(2)                              $   970,000
         1,000         Puerto Rico, (FSA), Variable Rate,
                       7/1/20(1)                                     950,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-General Obligations (continued)
----------------------------------------------------------------------------
      $    750         Puerto Rico, (Public Improvements),
                       (FSA), 4.50%, 7/1/23                      $   588,503
----------------------------------------------------------------------------
                                                                 $ 2,508,503
----------------------------------------------------------------------------
Insured-Hospital -- 12.9%
----------------------------------------------------------------------------
      $  1,000         Arizona Health Facilities Authority,
                       (Northern Arizona Healthcare System),
                       (AMBAC), 4.75%, 10/1/30                   $   768,010
         2,000         Maricopa County, Hospital District No.
                       1, (FGIC), 6.125%, 6/1/15                   2,109,040
         2,000         Mohave County, (Kingman Regional Medical
                       Center), (FGIC), 6.50%, 6/1/15              2,049,280
         1,000         Pima County, IDA, (Carondelet Health
                       Care Corp.), (MBIA), 5.25%, 7/1/12            977,230
         1,000         Pima County, IDA, (Carondolet Health
                       Care Corp.), (MBIA), 5.25%, 7/1/11            982,700
         1,500         Pima County, IDA, (Tucson Medical
                       Center), (MBIA), 6.375%, 4/1/12             1,558,770
         1,500         Scottsdale, IDA, (Scottsdale Memorial
                       Hospital), (AMBAC), 6.125%, 9/1/17          1,512,885
----------------------------------------------------------------------------
                                                                 $ 9,957,915
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.6%
----------------------------------------------------------------------------
      $  1,400         Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                 $   725,354
         1,000         Puerto Rico Public Finance Corp.,
                       (AMBAC), Variable Rate, 6/1/26(1)(2)          691,420
         4,750         Scottsdale, Preservation Authority,
                       (FGIC), 4.50%, 7/1/24                       3,664,245
----------------------------------------------------------------------------
                                                                 $ 5,081,019
----------------------------------------------------------------------------
Miscellaneous Health Care -- 1.7%
----------------------------------------------------------------------------
      $  1,000         Coconino County, IDA, Health Care
                       Insurance, (Guidance Center, Inc.),
                       5.80%, 6/1/11                             $   896,310
           500         Yavapai County, IDA Health Care
                       Institute, (West Yavapai Guidance),
                       6.625%, 8/15/24                               449,680
----------------------------------------------------------------------------
                                                                 $ 1,345,990
----------------------------------------------------------------------------
Pooled Loans -- 4.7%
----------------------------------------------------------------------------
      $  2,000         Arizona Educational Loan Marketing
                       Corp., (AMT), 6.25%, 6/1/06               $ 2,086,180
         1,500         Arizona Student Loan Acquisition
                       Authority, (AMT), 7.625%, 5/1/10            1,570,695
----------------------------------------------------------------------------
                                                                 $ 3,656,875
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------------
      $    750         Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                  $   600,683
----------------------------------------------------------------------------
                                                                 $   600,683
----------------------------------------------------------------------------
Utilities -- 1.4%
----------------------------------------------------------------------------
      $  1,000         Puerto Rico Telephone Authority,
                       Variable Rate, 1/1/20(1)                  $ 1,077,880
----------------------------------------------------------------------------
                                                                 $ 1,077,880
----------------------------------------------------------------------------
Water and Sewer -- 5.5%
----------------------------------------------------------------------------
      $  1,000         Central Arizona Water Conservation
                       District, 5.50%, 11/1/09                  $ 1,014,610
         1,500         Phoenix, Civic Improvement Corp.,
                       Wastewater, 4.75%, 7/1/23                   1,200,885
         2,500         Scottsdale, Water and Sewer Revenue,
                       4.50%, 7/1/20                               1,988,125
----------------------------------------------------------------------------
                                                                 $ 4,203,620
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.0%
   (identified cost $78,895,188)                                 $76,202,965
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                           $   768,064
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $76,971,029
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 13.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.4%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 5.4%
----------------------------------------------------------------------------
       $1,000          Colorado Educational and Cultural
                       Facilities, (Alexander Dawson School),
                       5.30%, 2/15/29                            $   842,230
        1,000          Colorado Springs, (Colorado College),
                       5.25%, 6/1/24                                 878,530
----------------------------------------------------------------------------
                                                                 $ 1,720,760
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.6%
----------------------------------------------------------------------------
       $1,500          Dawson Ridge, Metropolitan District #1,
                       Escrowed to Maturity, 0.00%, 10/1/22      $   312,945
        3,000          Dawson Ridge, Metropolitan District #1,
                       Escrowed to Maturity, 0.00%, 10/1/22          625,890
          500          Puerto Rico Telephone Authority, (MBIA),
                       Prerefunded to 1/1/03, Variable Rate,
                       1/16/15(1)                                    530,000
----------------------------------------------------------------------------
                                                                 $ 1,468,835
----------------------------------------------------------------------------
General Obligations -- 2.2%
----------------------------------------------------------------------------
       $  400          Bachelor Gulch, (Metropolitan District),
                       6.70%, 11/15/19                           $   389,488
          370          Bell Mountain Ranch, (Metropolitan
                       District), 6.625%, 11/15/25                   331,587
----------------------------------------------------------------------------
                                                                 $   721,075
----------------------------------------------------------------------------
Hospital -- 20.8%
----------------------------------------------------------------------------
       $  350          Aspen Valley, (Hospital District),
                       6.80%, 10/15/24                           $   343,024
          900          Colorado Health Facilities Authority,
                       (Cleo Wallace Center), 7.00%, 8/1/15          868,725
        2,000          Colorado Health Facilities Authority,
                       (Parkview Memorial Hospital),
                       6.125%, 9/1/25                              1,727,300
          425          Colorado Health Facilities Authority,
                       (Steamboat Springs Health),
                       5.00%, 9/15/03                                409,645
        2,000          Colorado Health Facilities Authority,
                       (Vail Valley Medical Center),
                       6.60%, 1/15/20                              1,871,860
        1,000          Denver, Health and Hospital Authority,
                       (Denver Health Medical Center),
                       5.375%, 12/1/28                               743,040
          400          La Junta, (Arkansas Valley Regional
                       Medical Center), 6.10%, 4/1/24                337,492
          420          Lake County, (St. Vincent General
                       Hospital), 6.00%, 12/1/19                     353,930
----------------------------------------------------------------------------
                                                                 $ 6,655,016
----------------------------------------------------------------------------
Housing -- 12.6%
----------------------------------------------------------------------------
       $  500          Colorado HFA, Multifamily, (AMT),
                       6.40%, 10/1/27                            $   503,415
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Housing (continued)
----------------------------------------------------------------------------
       $1,000          Colorado HFA, SFMR, 5.35%, 11/1/16        $   862,050
          270          Colorado HFA, Single Family Access
                       Program, 8.00%, 12/1/24                       285,228
        1,000          Denver, Multifamily, (Bank Lofts),
                       (FHA), (AMT), 6.15%, 12/1/16                1,004,210
          390          Lake Creek, (Affordable Housing Corp.),
                       Multifamily, 6.25%, 12/1/23                   356,694
        1,000          Lakewood, Multifamily, FHA Insured
                       Mortgage Loan, (AMT), 6.65%, 10/1/25        1,025,180
----------------------------------------------------------------------------
                                                                 $ 4,036,777
----------------------------------------------------------------------------
Industrial Development Revenue -- 8.6%
----------------------------------------------------------------------------
       $1,000          Denver Airport Special Facilities,
                       (United Airlines), (AMT),
                       6.875%, 10/1/32                           $   971,300
        1,000          Puerto Rico Industrial, Medical and
                       Environmental
                       Pollution Control Facility Finance
                       Authority, (American Home Products),
                       5.10%, 12/1/18                                847,840
        1,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26               945,740
----------------------------------------------------------------------------
                                                                 $ 2,764,880
----------------------------------------------------------------------------
Insured-Electric Utilities -- 1.0%
----------------------------------------------------------------------------
       $  300          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   316,500
----------------------------------------------------------------------------
                                                                 $   316,500
----------------------------------------------------------------------------
Insured-General Obligations -- 5.9%
----------------------------------------------------------------------------
       $1,750          Eagle, Garfield and Routt Counties,
                       School District No. RE 50J, (FGIC),
                       6.30%, 12/1/12                            $ 1,880,130
----------------------------------------------------------------------------
                                                                 $ 1,880,130
----------------------------------------------------------------------------
Insured-Housing -- 3.3%
----------------------------------------------------------------------------
       $1,000          Thornton, SCA Realty MFMR, (FSA),
                       7.10%, 1/1/30                             $ 1,059,410
----------------------------------------------------------------------------
                                                                 $ 1,059,410
----------------------------------------------------------------------------
Insured-Transportation -- 14.3%
----------------------------------------------------------------------------
       $3,500          Colorado Public Highway Authority
                       Revenue, (MBIA), 0.00%, 9/1/16            $ 1,257,270
        1,830          Colorado Public Highway Authority
                       Revenue, (MBIA), 4.75%, 9/1/23              1,477,231
        1,000          Denver, Airport Revenue, (FSA), (AMT),
                       5.00%, 11/15/25                               810,810

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Transportation (continued)
----------------------------------------------------------------------------
       $3,095          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 0.00%, 7/1/18         $ 1,036,330
----------------------------------------------------------------------------
                                                                 $ 4,581,641
----------------------------------------------------------------------------
Nursing Home -- 0.9%
----------------------------------------------------------------------------
       $  350          Colorado Health Facilities Authority,
                       (Steamboat Springs Health),
                       5.70%, 9/15/23                            $   280,070
----------------------------------------------------------------------------
                                                                 $   280,070
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
----------------------------------------------------------------------------
       $  400          Colorado Health Facilities Authority,
                       Revenue Refunding and Improvement,
                       (Volunteers), 5.875%, 7/1/28              $   321,248
          430          Logan County, Industrial Development
                       Revenue, (TLC Care Choices, Inc.),
                       6.875%, 12/1/23                               377,970
----------------------------------------------------------------------------
                                                                 $   699,218
----------------------------------------------------------------------------
Special Tax Revenue -- 4.3%
----------------------------------------------------------------------------
       $  400          Black Hawk, Business Improvement
                       District, 6.50%, 12/1/11                  $   374,728
        1,000          Cottonwood, Water and Sanitation
                       District, 7.75%, 12/1/20                    1,016,100
----------------------------------------------------------------------------
                                                                 $ 1,390,828
----------------------------------------------------------------------------
Transportation -- 5.0%
----------------------------------------------------------------------------
       $  500          Eagle County, (Eagle County Airport
                       Terminal), (AMT), 7.50%, 5/1/21           $   506,785
          250          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                      200,227
        1,000          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/36                      884,940
----------------------------------------------------------------------------
                                                                 $ 1,591,952
----------------------------------------------------------------------------
Utilities -- 2.5%
----------------------------------------------------------------------------
       $1,000          Colorado Springs, Utility Revenue
                       System, 4.75%, 11/15/26                   $   796,780
----------------------------------------------------------------------------
                                                                 $   796,780
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Water and Sewer -- 2.8%
----------------------------------------------------------------------------
       $1,000          Colorado Water Resources, Power
                       Development Authority, 5.25%, 9/1/19      $   897,770
----------------------------------------------------------------------------
                                                                 $   897,770
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $33,032,599)                                 $30,861,642
----------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%


----------------------------------------------------------------------------
       $   14          March, 2000 US Long Bond Futures
                       Contracts, expires 2/19/00, strike price
                       $90                                       $     3,280
----------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $5,327)                                     $     3,280
----------------------------------------------------------------------------
Total Investments -- 96.4%
   (identified cost $33,037,926)                                 $30,864,922
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.6%                           $ 1,148,120
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $32,013,042
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 27.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 10.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 4.8%
-----------------------------------------------------------------------------
       $8,000          Eastern Connecticut Resource Recovery
                       Authority, (Wheelabrator Lisbon), (AMT),
                       5.50%, 1/1/20                             $  6,528,720
-----------------------------------------------------------------------------
                                                                 $  6,528,720
-----------------------------------------------------------------------------
Education -- 7.5%
-----------------------------------------------------------------------------
       $1,675          Connecticut HEFA, (Quinnipiac College),
                       6.00%, 7/1/23                             $  1,507,282
        5,500          Connecticut HEFA, (University of
                       Hartford), 6.80%, 7/1/22                     5,535,695
        3,400          Connecticut HEFA, (Yale University),
                       Variable Rate, 6/10/30(1)                    3,166,250
-----------------------------------------------------------------------------
                                                                 $ 10,209,227
-----------------------------------------------------------------------------
Electric Utilities -- 5.0%
-----------------------------------------------------------------------------
       $  800          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(1)(2)                              $    571,192
        1,500          Connecticut Development Authority,
                       Pollution Control Revenue, (Connecticut
                       Light and Power), (AMT), 5.95%, 9/1/28       1,287,570
        1,625          Guam Power Authority, 6.30%, 10/1/22         1,724,775
        1,100          Guam Power Authority, 6.625%, 10/1/14        1,198,890
        2,500          Puerto Rico Electric Power Authority,
                       5.00%, 7/1/28                                2,049,325
-----------------------------------------------------------------------------
                                                                 $  6,831,752
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
-----------------------------------------------------------------------------
       $3,100          Connecticut HEFA, (Quinnipiac College),
                       Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,255,992
        1,000          Connecticut HEFA, (Sacred Heart
                       University), Prerefunded to 7/1/02,
                       6.80%, 7/1/12                                1,063,260
        3,060          Virgin Islands Water and Power
                       Authority, Prerefunded to 7/1/01,
                       7.40%, 7/1/11                                3,203,330
-----------------------------------------------------------------------------
                                                                 $  7,522,582
-----------------------------------------------------------------------------
General Obligations -- 4.5%
-----------------------------------------------------------------------------
       $1,750          Connecticut, 0.00%, 11/1/09               $  1,022,315
        1,270          Danbury, 4.50%, 2/1/14                       1,111,529
          500          Guam, 5.40%, 11/15/18                          430,865
          500          Puerto Rico Aqueduct and Sewer
                       Authority, 5.00%, 7/1/15                       444,370
        1,065          Puerto Rico, Public Improvement,
                       0.00%, 7/1/15                                  422,997
        2,000          Puerto Rico, Public Improvement,
                       5.00%, 7/1/27                                1,645,280
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

General Obligations (continued)
-----------------------------------------------------------------------------
       $  400          Redding, 5.50%, 10/15/18                  $    386,152
          650          Redding, 5.625%, 10/15/19                      633,334
-----------------------------------------------------------------------------
                                                                 $  6,096,842
-----------------------------------------------------------------------------
Hospital -- 7.3%
-----------------------------------------------------------------------------
       $5,400          Connecticut HEFA, (Griffin Hospital),
                       5.75%, 7/1/23                             $  4,334,202
          500          Connecticut HEFA, (Hospital for Special
                       Care), 5.375%, 7/1/17                          411,925
        2,000          Connecticut HEFA, (New Britain Memorial
                       Hospital), 7.75%, 7/1/22                     2,172,260
        2,780          Connecticut HEFA, (William W. Backus
                       Hospital), 6.375%, 7/1/22                    2,929,203
-----------------------------------------------------------------------------
                                                                 $  9,847,590
-----------------------------------------------------------------------------
Housing -- 3.6%
-----------------------------------------------------------------------------
       $  970          Connecticut HFA, Multifamily,
                       6.60%, 11/15/23                           $  1,000,303
        3,940          Connecticut HFA, Multifamily, (AMT),
                       6.20%, 11/15/22                              3,934,760
-----------------------------------------------------------------------------
                                                                 $  4,935,063
-----------------------------------------------------------------------------
Industrial Development Revenue -- 2.2%
-----------------------------------------------------------------------------
       $1,000          Connecticut Development Authority PCR,
                       (Pfizer, Inc.), 6.55%, 2/15/13            $  1,054,290
          400          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26                378,296
          500          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23                477,070
        1,250          Sprague, Environmental Improvement,
                       (International Paper Co.), (AMT),
                       5.70%, 10/1/21                               1,085,612
-----------------------------------------------------------------------------
                                                                 $  2,995,268
-----------------------------------------------------------------------------
Insured-Education -- 10.0%
-----------------------------------------------------------------------------
       $3,000          Connecticut HEFA, (Choate Rosemary
                       College), (MBIA), 5.00%, 7/1/27           $  2,498,220
        1,000          Connecticut HEFA, (Choate Rosemary
                       College), (MBIA), 6.80%, 7/1/15              1,081,210
        2,000          Connecticut HEFA, (Fairfield
                       University), (MBIA), 5.00%, 7/1/28           1,655,280
        2,500          Connecticut HEFA, (Fairfield
                       University), (MBIA), 5.25%, 7/1/25           2,187,850
        5,305          Connecticut HEFA, (Trinity College),
                       (MBIA), 5.50%, 7/1/21                        5,002,509

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Education (continued)
-----------------------------------------------------------------------------
       $1,440          Connecticut HEFA, (Westminster School),
                       (MBIA), 5.00%, 7/1/29                     $  1,188,216
-----------------------------------------------------------------------------
                                                                 $ 13,613,285
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.4%
-----------------------------------------------------------------------------
       $4,000          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/24                      $  3,264,160
-----------------------------------------------------------------------------
                                                                 $  3,264,160
-----------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-----------------------------------------------------------------------------
       $1,000          New Britain, (MBIA), 6.00%, 3/1/12        $  1,044,110
-----------------------------------------------------------------------------
                                                                 $  1,044,110
-----------------------------------------------------------------------------
Insured-Hospital -- 7.0%
-----------------------------------------------------------------------------
       $1,000          Connecticut HEFA, (Bridgeport Hospital),
                       (MBIA), 6.625%, 7/1/18                    $  1,042,080
        1,000          Connecticut HEFA, (Danbury Hospital),
                       (AMBAC), 5.375%, 7/1/17                        913,320
        1,000          Connecticut HEFA, (Hospital of St.
                       Raphael), (AMBAC), 6.50%, 7/1/11             1,088,770
        1,500          Connecticut HEFA, (Hospital of St.
                       Raphael), (AMBAC), 6.625%, 7/1/14            1,557,585
        2,350          Connecticut HEFA, (Lawrence and Memorial
                       Hospital), (MBIA), 5.00%, 7/1/22             1,947,680
        1,000          Connecticut HEFA, (Stamford Hospital),
                       (MBIA), 5.00%, 7/1/24                          830,860
        2,000          Connecticut HEFA, (Yale-New Haven
                       Hospital), (MBIA), 6.50%, 7/1/12             2,093,780
-----------------------------------------------------------------------------
                                                                 $  9,474,075
-----------------------------------------------------------------------------
Insured-Housing -- 0.2%
-----------------------------------------------------------------------------
       $  305          Puerto Rico Housing Finance Corp.,
                       (AMBAC), 7.50%, 10/1/11                   $    305,918
-----------------------------------------------------------------------------
                                                                 $    305,918
-----------------------------------------------------------------------------
Insured-Transportation -- 4.8%
-----------------------------------------------------------------------------
       $3,000          Connecticut Airport Revenue, (Bradley
                       International), (FGIC), 7.65%, 10/1/12    $  3,317,640
        1,750          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 0.00%, 7/1/16              669,428
        2,035          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 5.00%, 7/1/28            1,705,757
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Transportation (continued)
-----------------------------------------------------------------------------
       $1,020          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38           $    791,561
-----------------------------------------------------------------------------
                                                                 $  6,484,386
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 0.8%
-----------------------------------------------------------------------------
       $1,340          South Central Connecticut Regional Water
                       Authority, Water System Revenue, (FGIC),
                       5.125%, 8/1/29                            $  1,134,270
-----------------------------------------------------------------------------
                                                                 $  1,134,270
-----------------------------------------------------------------------------
Nursing Home -- 9.8%
-----------------------------------------------------------------------------
       $1,240          Connecticut Development Authority,
                       (Baptist Homes), 9.00%, 9/1/22            $  1,381,769
          720          Connecticut HEFA, (NHP), (Highland
                       View), (AMT), 7.00%, 11/1/07                   786,406
        1,305          Connecticut HEFA, (NHP), (Sharon
                       Healthcare), 6.25%, 11/1/14                  1,331,074
          655          Connecticut HEFA, (NHP), (St. Camillus),
                       6.25%, 11/1/18                                 644,631
        3,250          Connecticut HEFA, (NHP), (St. Joseph's
                       Manor), 6.25%, 11/1/16                       3,296,865
          335          Connecticut HEFA, (NHP), (Wadsworth
                       Glen), (AMT), 7.00%, 11/1/07                   365,897
        2,000          Connecticut HEFA, (NHP), (Wadsworth
                       Glen), (AMT), 7.50%, 11/1/16                 2,193,680
        3,000          Connecticut HEFA, (NHP), (Windsor),
                       7.125%, 11/1/14                              3,313,320
-----------------------------------------------------------------------------
                                                                 $ 13,313,642
-----------------------------------------------------------------------------
Pooled Loans -- 2.5%
-----------------------------------------------------------------------------
       $1,075          Connecticut Higher Education
                       Supplemental Loan Authority Revenue
                       Bonds, (AMT), 6.20%, 11/15/09             $  1,094,812
        2,195          Connecticut Higher Education
                       Supplemental Loan Authority Revenue
                       Bonds, (AMT), 7.50%, 11/15/10                2,219,101
-----------------------------------------------------------------------------
                                                                 $  3,313,913
-----------------------------------------------------------------------------
Solid Waste -- 4.6%
-----------------------------------------------------------------------------
       $2,500          Bristol Resource Recovery Facility,
                       (Ogden Martin Systems), 6.50%, 7/1/14     $  2,498,650
        4,250          Connecticut Resources Recovery
                       Authority, (American REF-FUEL Co.),
                       (AMT), 6.45%, 11/15/22                       3,796,865
-----------------------------------------------------------------------------
                                                                 $  6,295,515
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Special Tax Revenue -- 4.3%
-----------------------------------------------------------------------------
       $3,180          Connecticut Special Tax Transportation
                       Infrastructure, 6.125%, 9/1/12            $  3,345,296
        2,000          Connecticut Special Tax Transportation
                       Infrastructure, 6.50%, 10/1/12               2,171,980
          375          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)         254,528
-----------------------------------------------------------------------------
                                                                 $  5,771,804
-----------------------------------------------------------------------------
Transportation -- 9.7%
-----------------------------------------------------------------------------
       $3,065          Connecticut Development Authority,
                       Airport Facility, (Signature Flight),
                       (AMT), 6.625%, 12/1/14                    $  3,012,190
        2,350          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/22                     1,964,718
        3,680          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/38                     2,935,499
          500          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/15                       482,110
        4,965          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/15                     4,787,352
-----------------------------------------------------------------------------
                                                                 $ 13,181,869
-----------------------------------------------------------------------------
Water and Sewer -- 1.0%
-----------------------------------------------------------------------------
       $1,250          Connecticut Clean Water Fund,
                       6.00%, 10/1/12                            $  1,311,613
-----------------------------------------------------------------------------
                                                                 $  1,311,613
-----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $138,302,919)                                $133,475,604
-----------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%


-----------------------------------------------------------------------------
       $   60          March, 2000 US Long Bond Futures
                       Contracts, expires 2/19/00, strike price
                       $90                                       $     14,058
-----------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $22,830)                                    $     14,058
-----------------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $138,325,749)                                $133,489,662
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                           $  2,320,325
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $135,809,987
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 26.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 15.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 0.6%
----------------------------------------------------------------------------
       $  500          Michigan South Central Power Agency
                       Supply System, 6.75%, 11/1/10             $   519,970
----------------------------------------------------------------------------
                                                                 $   519,970
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.8%
----------------------------------------------------------------------------
       $1,000          Lake Orion School District, Prerefunded
                       to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,099,210
        1,470          South Redford School District,
                       Prerefunded to 5/10/07, (FGIC),
                       5.50%, 5/1/22                               1,501,120
----------------------------------------------------------------------------
                                                                 $ 2,600,330
----------------------------------------------------------------------------
General Obligations -- 8.2%
----------------------------------------------------------------------------
       $  500          Avondale School District, 6.75%, 5/1/14   $   515,305
        4,920          Detroit, 6.35%, 4/1/14                      5,059,138
          475          Detroit, 6.70%, 4/1/10                        515,118
        1,000          Mattawan Consolidated Schools,
                       6.40%, 5/1/09                               1,051,840
        1,100          Puerto Rico, 0.00%, 7/1/16                    408,232
----------------------------------------------------------------------------
                                                                 $ 7,549,633
----------------------------------------------------------------------------
Hospital -- 10.6%
----------------------------------------------------------------------------
       $1,000          Allegan Hospital Finance Authority,
                       (Allegan General Hospital),
                       7.00%, 11/15/21                           $   939,970
        1,000          Dickinson County Health System,
                       5.80%, 11/1/24                                792,060
        1,000          John Tolfree Health System Corp.,
                       6.00%, 9/15/23                                824,570
        1,000          Mecosta County, (Michigan General
                       Hospital), 5.75%, 5/15/09                     920,750
        2,000          Michigan HFA, (Central Michigan
                       Community Hospital), 6.25%, 10/1/27         1,697,660
          250          Michigan HFA, (Henry Ford Continuing
                       Care Corp.), 6.75%, 7/1/11                    260,735
        6,000          Michigan HFA, (McLaren Obligated Group),
                       4.50%, 10/15/21                             4,298,520
----------------------------------------------------------------------------
                                                                 $ 9,734,265
----------------------------------------------------------------------------
Housing -- 1.2%
----------------------------------------------------------------------------
       $  205          Michigan HDA, Rental Housing, (AMT),
                       7.15%, 4/1/10                             $   214,069
          880          Michigan HDA, SFMR, (AMT),
                       6.20%, 12/1/27                                863,896
----------------------------------------------------------------------------
                                                                 $ 1,077,965
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Industrial Development Revenue -- 8.4%
----------------------------------------------------------------------------
       $2,000          Dickinson, PCR, (Champion
                       International), 5.85%, 10/1/18            $ 1,792,800
        1,000          Michigan Strategic Fund, (Crown Paper),
                       (AMT), 6.50%, 8/1/21                          785,000
          110          Michigan Strategic Fund, (KMart Corp.),
                       6.80%, 12/15/07                               109,266
        2,500          Michigan Strategic Fund, (S.D. Warren
                       Co.), (AMT), 7.375%, 1/15/22                2,576,450
        2,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26             1,891,480
          530          Richmond EDC, (KMart Corp.),
                       6.625%, 1/1/07                                525,627
----------------------------------------------------------------------------
                                                                 $ 7,680,623
----------------------------------------------------------------------------
Insured-Education -- 6.9%
----------------------------------------------------------------------------
       $1,000          Ferris State University, (AMBAC),
                       5.00%, 10/1/23                            $   836,270
          500          Ferris State University, (AMBAC),
                       5.00%, 10/1/28                                411,710
        2,750          Ferris State University, (MBIA),
                       5.25%, 10/1/20                              2,428,717
        1,000          Michigan State University-Grand Valley,
                       (MBIA), 5.25%, 10/1/17                        910,280
        2,000          Western Michigan University, (FGIC),
                       5.125%, 11/15/22                            1,712,800
----------------------------------------------------------------------------
                                                                 $ 6,299,777
----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.1%
----------------------------------------------------------------------------
       $  300          Michigan Strategic Fund, (Detroit Edison
                       Co.), (FGIC), 6.95%, 5/1/11               $   336,339
        2,000          Michigan Strategic Fund, (Detroit Edison
                       Co.), (MBIA), (AMT), 5.55%, 9/1/29          1,757,540
          550          Monroe County, PCR, (Detroit Edison
                       Co.), (FGIC), (AMT), 7.65%, 9/1/20            569,530
          500          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/21                          414,925
        2,000          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/24                        1,632,080
----------------------------------------------------------------------------
                                                                 $ 4,710,414
----------------------------------------------------------------------------
Insured-General Obligations -- 17.6%
----------------------------------------------------------------------------
       $  750          Anchor Bay School District, (FGIC),
                       4.75%, 5/1/26                             $   594,765
        1,000          Coopersville Area Public School
                       District, (MBIA), 5.00%, 5/1/29               822,030
        1,000          Grand Ledge School District, (MBIA),
                       5.375%, 5/1/24                                891,940
          400          Haslett Public School District, (FSA),
                       4.75%, 5/1/26                                 317,592
        1,900          Holland School District, (AMBAC),
                       0.00%, 5/1/17                                 657,191

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-General Obligations (continued)
----------------------------------------------------------------------------
       $2,000          Kalamazoo, (MBIA), 5.40%, 5/1/14          $ 1,949,600
          500          Kaleva Norman Etc School District,
                       (Building and Site), (FGIC),
                       5.95%, 5/1/22                                 485,905
          500          Kaleva Norman Etc School District,
                       (Building and Site), (FGIC),
                       6.00%, 5/1/25                                 493,925
        3,000          Lake Orion, Community School District,
                       (FGIC), 5.125%, 5/1/23                      2,577,690
        1,500          Lincoln Park School District, (FGIC),
                       5.90%, 5/1/26                               1,575,585
        1,000          Novi Building Authority, (FSA),
                       5.50%, 10/1/25                                908,770
        2,410          Okemos Public Schools, (MBIA),
                       0.00%, 5/1/16                                 893,532
          370          Parchment School District, (MBIA),
                       5.00%, 5/1/25                                 313,053
        1,000          Redford Union School District No.1,
                       (AMBAC), 5.00%, 5/1/22                        850,230
          770          South Redford School District, (FGIC),
                       5.50%, 5/1/22                                 707,499
        2,500          Wyoming Public Schools, (FGIC),
                       5.125%, 5/1/23                              2,148,075
----------------------------------------------------------------------------
                                                                 $16,187,382
----------------------------------------------------------------------------
Insured-Hospital -- 4.1%
----------------------------------------------------------------------------
       $3,500          Kent HFA, (Butterworth Health System),
                       (MBIA), 6.125%, 1/15/16                   $ 3,729,390
----------------------------------------------------------------------------
                                                                 $ 3,729,390
----------------------------------------------------------------------------
Insured-Housing -- 1.7%
----------------------------------------------------------------------------
       $1,250          Michigan HDA, (MBIA), 5.30%, 10/1/37      $ 1,050,463
          500          Michigan HDA, (Parkway Meadows), (FSA),
                       6.85%, 10/15/18                               520,220
----------------------------------------------------------------------------
                                                                 $ 1,570,683
----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.0%
----------------------------------------------------------------------------
       $2,200          Hancock HFA, (Portage Health), (MBIA),
                       5.45%, 8/1/47                             $ 1,856,932
----------------------------------------------------------------------------
                                                                 $ 1,856,932
----------------------------------------------------------------------------
Insured-Transportation -- 1.8%
----------------------------------------------------------------------------
       $1,000          Bishop International Airport Authority,
                       (AMBAC), 5.00%, 12/1/23                   $   837,920
        1,000          Wayne Charter County, Airport, (MBIA),
                       (AMT), 5.00%, 12/1/28                         799,740
----------------------------------------------------------------------------
                                                                 $ 1,637,660
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Water and Sewer -- 8.2%
----------------------------------------------------------------------------
       $5,000          Detroit, City Water Supply System,
                       (FGIC), 4.75%, 7/1/19                     $ 4,087,650
        4,400          Grand Rapids, Sanitary Sewer System,
                       (FGIC), 4.75%, 1/1/28                       3,467,948
----------------------------------------------------------------------------
                                                                 $ 7,555,598
----------------------------------------------------------------------------
Miscellaneous -- 1.6%
----------------------------------------------------------------------------
       $1,500          Pittsfield Township EDC, (Arbor
                       Hospice), 7.875%, 8/15/27                 $ 1,421,250
----------------------------------------------------------------------------
                                                                 $ 1,421,250
----------------------------------------------------------------------------
Pooled Loans -- 2.8%
----------------------------------------------------------------------------
       $1,825          Michigan Municipal Bond Authority Local
                       Government Loan, 6.75%, 5/1/12            $ 1,928,368
          590          Michigan Municipal Bond Authority Local
                       Government Loan, 6.90%, 5/1/21                617,040
----------------------------------------------------------------------------
                                                                 $ 2,545,408
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
----------------------------------------------------------------------------
       $1,500          Kalamazoo EDC, (Friendship Village),
                       6.25%, 5/15/27                            $ 1,289,460
        1,000          Michigan HFA, (Presbyterian Village),
                       6.50%, 1/1/25                                 897,150
----------------------------------------------------------------------------
                                                                 $ 2,186,610
----------------------------------------------------------------------------
Special Tax Revenue -- 8.9%
----------------------------------------------------------------------------
       $  250          Battle Creek, Downtown Development
                       Authority Tax Increment, 7.60%, 5/1/16    $   278,208
        1,315          Battle Creek, Downtown Development
                       Authority Tax Increment, 7.65%, 5/1/22      1,465,857
        3,800          Detroit, (Convention Facility Cobo Hall
                       Expansion), 5.25%, 9/30/12                  3,515,950
        3,050          Detroit, Downtown Tax Increment,
                       0.00%, 7/1/16                               1,073,997
        2,000          Detroit, Downtown Tax Increment,
                       0.00%, 7/1/20                                 524,940
        1,500          Detroit, Local Development Finance
                       Authority, 5.375%, 5/1/21                   1,324,965
----------------------------------------------------------------------------
                                                                 $ 8,183,917
----------------------------------------------------------------------------
Transportation -- 2.7%
----------------------------------------------------------------------------
       $1,500          Kent County Airport Facility, Variable
                       Rate, 1/1/25(1)(2)                        $ 1,017,720
          345          Puerto Rico Highway and Transportation
                       Authority, Highway Revenue, RITES,
                       9.402%, 7/1/26(2)(3)                          260,782

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Transportation (continued)
----------------------------------------------------------------------------
       $2,000          Wayne Charter County Airport, Variable
                       Rate, 12/1/28(1)(2)                       $ 1,203,280
----------------------------------------------------------------------------
                                                                 $ 2,481,782
----------------------------------------------------------------------------
Water and Sewer -- 0.9%
----------------------------------------------------------------------------
       $1,000          Michigan Municipal Bond Authority,
                       (Clean Water Revolving Fund),
                       4.75%, 10/1/18                            $   831,660
----------------------------------------------------------------------------
                                                                 $   831,660
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $93,683,395)                                 $90,361,249
----------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%


----------------------------------------------------------------------------
       $   42          March, 2000 US Long Bond Futures
                       Contracts, expires 2/19/00, strike price
                       $90                                       $     9,844
----------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $15,981)                                    $     9,844
----------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $93,699,376)                                 $90,371,093
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                           $ 1,402,590
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $91,773,683
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 51.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 22.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.6%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 0.8%
----------------------------------------------------------------------------
      $   990          St. Paul, Housing and Redevelopment,      $   407,914
                       (Care Institute, Inc.-Highland),
                       8.75%, 11/1/24
----------------------------------------------------------------------------
                                                                 $   407,914
----------------------------------------------------------------------------
Education -- 5.9%
----------------------------------------------------------------------------
      $ 1,000          Hopkins, (Blake School), 5.50%, 9/1/24    $   913,970
        1,250          Minnesota Higher Education Facilities       1,168,900
                       Authority, (Hamline University),
                       6.00%, 10/1/29
          500          Minnesota Higher Education Facilities         440,075
                       Authority, (St. John's University),
                       5.40%, 10/1/22
          500          Minnesota Higher Education Facilities         479,820
                       Authority, (St. Mary's College),
                       6.15%, 10/1/23
----------------------------------------------------------------------------
                                                                 $ 3,002,765
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.5%
----------------------------------------------------------------------------
      $ 1,700          Minnesota State, Prerefunded to 8/1/02,   $ 1,823,233
                       Variable Rate, 8/1/11(1)
        3,000          St. Paul, Housing and Redevelopment         2,974,830
                       Authority, (Civic Center), (MBIA),
                       Escrowed to Maturity, 5.45%, 11/1/13
----------------------------------------------------------------------------
                                                                 $ 4,798,063
----------------------------------------------------------------------------
General Obligations -- 2.4%
----------------------------------------------------------------------------
      $ 1,000          Minnesota State, (Duluth Airport),        $ 1,026,840
                       (AMT), 6.25%, 8/1/14
          200          St. Cloud, Water and Sewer, Variable          204,000
                       Rate, 8/1/13(1)
----------------------------------------------------------------------------
                                                                 $ 1,230,840
----------------------------------------------------------------------------
Hospital -- 16.7%
----------------------------------------------------------------------------
      $   700          Martin County, (Fairmont Community        $   632,009
                       Hospital Association), 6.625%, 9/1/22
        1,250          Minneapolis and St. Paul, Housing and       1,232,312
                       Redevelopment Authority, (Group Health
                       Plan, Inc.), 6.75%, 12/1/13
          250          Minneapolis and St. Paul, Housing and         242,722
                       Redevelopment Authority, (Group Health
                       Plan, Inc.), 6.90%, 10/15/22
        2,120          Red Wing Health Care Facilities, (River     1,975,501
                       Region Obligation Group), 6.50%, 9/1/22
          500          Rochester Health Care Facilities, (Mayo       392,690
                       Clinic), Variable Rate, 11/15/27(1)(2)
        2,200          Rochester Health Care Facilities, (Mayo     2,227,500
                       Clinic), (AMT), Variable Rate,
                       11/15/15(1)
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
      $ 1,945          St. Paul, Housing and Redevelopment       $ 1,739,005
                       Authority, (Healtheast), 6.625%, 11/1/17
----------------------------------------------------------------------------
                                                                 $ 8,441,739
----------------------------------------------------------------------------
Housing -- 16.8%
----------------------------------------------------------------------------
      $   300          Coon Rapids, Multifamily Housing,         $   307,134
                       (Browns Meadow), (FHA), (AMT),
                       6.85%, 8/1/33
           50          Minneapolis and St. Paul, Housing              51,078
                       Finance Board, SFMR, (GNMA), (AMT),
                       7.30%, 8/1/31
        3,775          Minnesota HFA, SFMR, (AMT),                 3,782,588
                       6.50%, 1/1/26
        1,650          Minnetonka, Multifamily, (Archer Heights    1,472,955
                       Apartments), 6.00%, 1/20/27
        1,250          St. Louis Park, (Knollwood Apartments),     1,246,550
                       (FHA), 6.25%, 12/1/28
        1,685          St. Paul, Housing and Redevelopment         1,629,783
                       Authority, (Cliffe Apartments), (GNMA),
                       6.00%, 1/1/31
----------------------------------------------------------------------------
                                                                 $ 8,490,088
----------------------------------------------------------------------------
Industrial Development Revenue -- 10.3%
----------------------------------------------------------------------------
      $ 1,205          Cloquet PCR, (Potlach Corp.),             $ 1,066,823
                       5.90%, 10/1/26
          750          Minneapolis, Community Development            743,250
                       Agency, 6.00%, 6/1/11
          100          Minneapolis, Community Development            104,913
                       Agency, 7.35%, 12/1/09
        1,250          Minneapolis, Community Development          1,320,737
                       Agency, 7.40%, 12/1/21
        1,605          Minneapolis, Community Development          1,637,614
                       Agency, (AMT), 6.80%, 12/1/24
          300          Minneapolis, Community Development            303,078
                       Agency, (Firemans Ins.), 6.40%, 12/1/04
----------------------------------------------------------------------------
                                                                 $ 5,176,415
----------------------------------------------------------------------------
Insured-Electric Utilities -- 15.1%
----------------------------------------------------------------------------
      $ 1,000          Northern Minnesota Municipal Power        $   818,090
                       Agency, (AMBAC), 4.75%, 1/1/20
          400          Puerto Rico Electric Power Authority,         328,028
                       (MBIA), 4.50%, 7/1/18
        3,000          Southern Minnesota Municipal Power            814,740
                       Agency, (MBIA), 0.00%, 10/1/21
       10,000          Southern Minnesota Municipal Power          2,091,200
                       Agency, (MBIA), 0.00%, 1/1/25
        9,880          Southern Minnesota Municipal Power          1,935,492
                       Agency, (MBIA), 0.00%, 1/1/26

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Electric Utilities (continued)
----------------------------------------------------------------------------
      $ 4,800          Southern Minnesota Municipal Power        $   882,960
                       Agency, (MBIA), 0.00%, 1/1/27
          300          Southern Minnesota Municipal Power            276,000
                       Agency, (MBIA), (AMT), Variable Rate,
                       1/1/18(1)(2)
          510          Western Minnesota Municipal Power             490,651
                       Agency, (MBIA), 5.50%, 1/1/15
----------------------------------------------------------------------------
                                                                 $ 7,637,161
----------------------------------------------------------------------------
Insured-General Obligations -- 2.8%
----------------------------------------------------------------------------
      $ 1,330          St. Francis, Independent School District  $ 1,413,245
                       No. 15, (FGIC), 6.35%, 2/1/12
----------------------------------------------------------------------------
                                                                 $ 1,413,245
----------------------------------------------------------------------------
Insured-Hospital -- 3.1%
----------------------------------------------------------------------------
      $   250          Minneapolis, (Fairview Hospital),         $   261,260
                       (MBIA), 6.50%, 1/1/11
          450          Plymouth, (Westhealth), (FSA),                455,220
                       6.25%, 6/1/16
        1,000          St. Louis Park, (Care Institute),             852,500
                       (AMBAC), Variable Rate, 7/1/13(1)
----------------------------------------------------------------------------
                                                                 $ 1,568,980
----------------------------------------------------------------------------
Insured-Housing -- 3.2%
----------------------------------------------------------------------------
      $ 1,500          SCA MFMR Receipts, Burnsville, (FSA),     $ 1,589,115
                       7.10%, 1/1/30
----------------------------------------------------------------------------
                                                                 $ 1,589,115
----------------------------------------------------------------------------
Insured-Transportation -- 1.5%
----------------------------------------------------------------------------
      $ 1,000          Puerto Rico Highway and Transportation    $   776,040
                       Authority, (FSA), 4.75%, 7/1/38
----------------------------------------------------------------------------
                                                                 $   776,040
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
----------------------------------------------------------------------------
      $   350          Cambridge EDA, Public Lease,              $   360,139
                       6.25%, 2/1/14
----------------------------------------------------------------------------
                                                                 $   360,139
----------------------------------------------------------------------------
Miscellaneous -- 1.8%
----------------------------------------------------------------------------
      $ 1,000          Red Lake Band of Chippewa Indians,        $   924,270
                       6.25%, 8/1/13
----------------------------------------------------------------------------
                                                                 $   924,270
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Nursing Home -- 2.9%
----------------------------------------------------------------------------
      $ 1,000          Columbia Heights, Multifamily,            $   810,280
                       (Crestview Corp.), 6.00%, 3/1/33
          800          Minneapolis, (Walker Methodist Senior         643,328
                       Services), 6.00%, 11/15/28
----------------------------------------------------------------------------
                                                                 $ 1,453,608
----------------------------------------------------------------------------
Solid Waste -- 0.9%
----------------------------------------------------------------------------
      $   450          Anoka County, Solid Waste Disposal,       $   462,609
                       National Rural Utility, (AMT),
                       6.95%, 12/1/08
----------------------------------------------------------------------------
                                                                 $   462,609
----------------------------------------------------------------------------
Transportation -- 3.2%
----------------------------------------------------------------------------
      $ 1,500          Minneapolis and St. Paul, Metropolitan    $ 1,238,085
                       Airport Commission, (AMT), 4.50%, 1/1/15
          400          Puerto Rico Highway and Transportation        353,976
                       Authority, 5.50%, 7/1/36
----------------------------------------------------------------------------
                                                                 $ 1,592,061
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $50,620,354)                                 $49,325,052
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                           $ 1,196,793
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $50,521,845
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 32.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 20.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.9%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 3.0%
-----------------------------------------------------------------------------
      $ 3,750          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.25%, 10/1/20         $  3,836,475
        3,525          New Jersey EDA, (Forsgate), (AMT),
                       8.625%, 6/1/25                               3,796,601
-----------------------------------------------------------------------------
                                                                 $  7,633,076
-----------------------------------------------------------------------------
Cogeneration -- 6.9%
-----------------------------------------------------------------------------
      $ 1,725          New Jersey EDA, (Trigen Trenton), (AMT),
                       6.20%, 12/1/07                            $  1,679,339
       10,750          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                       11,068,630
        5,000          Port Authority of New York and New
                       Jersey, (KIAC), 6.75%, 10/1/19               5,005,850
-----------------------------------------------------------------------------
                                                                 $ 17,753,819
-----------------------------------------------------------------------------
Economic Development Revenue -- 0.5%
-----------------------------------------------------------------------------
      $ 2,155          New Jersey EDA, RITES, 8.00%, 5/1/18      $  1,426,782
-----------------------------------------------------------------------------
                                                                 $  1,426,782
-----------------------------------------------------------------------------
Education -- 1.5%
-----------------------------------------------------------------------------
      $ 8,800          New Jersey Higher Educational Student
                       Loan Bonds, (AMT), 0.00%, 7/1/10          $  3,953,840
-----------------------------------------------------------------------------
                                                                 $  3,953,840
-----------------------------------------------------------------------------
Electric Utilities -- 1.2%
-----------------------------------------------------------------------------
      $ 6,500          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                             $  2,267,135
        2,000          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                                  697,580
-----------------------------------------------------------------------------
                                                                 $  2,964,715
-----------------------------------------------------------------------------
General Obligations -- 4.5%
-----------------------------------------------------------------------------
      $ 8,000          Guam, 5.40%, 11/15/18                     $  6,893,840
        1,500          Hudson County Improvement Authority,
                       6.625%, 8/1/25                               1,535,430
        3,000          Mercer County Improvement Authority,
                       0.00%, 4/1/10                                1,696,710
        1,500          Puerto Rico, 0.00%, 7/1/16                     556,680
        1,000          Puerto Rico, 4.50%, 7/1/23                     763,520
-----------------------------------------------------------------------------
                                                                 $ 11,446,180
-----------------------------------------------------------------------------
Hospital -- 10.8%
-----------------------------------------------------------------------------
      $ 3,750          Camden County, Improvement Authority,
                       (Cooper Health System), 6.00%, 2/15/27    $  2,595,000
        2,300          New Jersey Health Care Facilities
                       Financing Authority, (Atlantic City
                       Medical Center), 6.80%, 7/1/11               2,415,023
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $ 1,250          New Jersey Health Care Facilities
                       Financing Authority, (Capital Health
                       System), 5.125%, 7/1/12                   $  1,030,387
        3,500          New Jersey Health Care Facilities
                       Financing Authority, (Capital Health
                       System), 5.25%, 7/1/17                       2,723,980
        1,750          New Jersey Health Care Facilities
                       Financing Authority, (Capital Health
                       System), 5.25%, 7/1/27                       1,269,397
        5,400          New Jersey Health Care Facilities
                       Financing Authority, (Capital Health
                       System), 6.00%, 7/1/27                       4,251,096
        5,875          New Jersey Health Care Facilities
                       Financing Authority, (Deborah Heart and
                       Lung Center), 6.30%, 7/1/23                  5,067,599
        4,000          New Jersey Health Care Facilities
                       Financing Authority, (Southern Ocean
                       County Hospital), 6.25%, 7/1/23              3,467,640
        2,890          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Medical Center), Variable Rate,
                       7/1/28(1)(2)                                 1,682,963
          850          New Jersey Health Care Facilities
                       Financing Authority, (St. Elizabeth's
                       Hospital), 6.00%, 7/1/20                       694,161
        2,500          New Jersey Health Care Facilities
                       Financing Authority, (Trinitas Hospital
                       Obligated Group), 7.50%, 7/1/30              2,432,775
-----------------------------------------------------------------------------
                                                                 $ 27,630,021
-----------------------------------------------------------------------------
Housing -- 0.4%
-----------------------------------------------------------------------------
      $ 1,000          Guam Housing Corp., Single Family,
                       5.75%, 9/1/31                             $    936,470
-----------------------------------------------------------------------------
                                                                 $    936,470
-----------------------------------------------------------------------------
Industrial Development Revenue -- 17.2%
-----------------------------------------------------------------------------
      $ 4,000          Middlesex County Pollution Control
                       Financing Authority, (Amerada Hess
                       Corp.), 6.875%, 12/1/22                   $  4,028,000
        2,000          Middlesex County Pollution Control
                       Financing Authority, (Amerada Hess
                       Corp.), 7.875%, 6/1/22                       2,163,180
        7,500          New Jersey EDA, (Continental Airlines),
                       (AMT), 6.25%, 9/15/29                        6,606,675
        4,500          New Jersey EDA, (Elizabethtown Water
                       Company), (AMT), 6.70%, 8/1/21               4,671,270
        3,000          New Jersey EDA, (Garden State Paper
                       Co.), 7.125%, 4/1/22                         3,158,580
        2,135          New Jersey EDA, (GATX Terminals Corp.),
                       7.30%, 9/1/19                                2,240,576
        3,500          New Jersey EDA, (Glimcher Properties
                       REIT), (AMT), 6.00%, 11/1/28                 3,119,900
        5,640          New Jersey EDA, (Holt Hauling),
                       8.95%, 12/15/18                              5,994,418
        1,500          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                1,589,895
        2,250          New Jersey EDA, (Kapkowsi Mall),
                       6.375%, 4/1/31                               2,107,372
        1,160          New Jersey EDA, (National Association of
                       Accountants), 7.65%, 7/1/09                  1,192,097
        2,000          New Jersey EDA, (The Seeing Eye, Inc.),
                       7.30%, 4/1/11                                2,041,500

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------------
      $ 4,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23           $  3,816,560
        1,520          South Jersey Transportation Authority,
                       (Raytheon Aircraft), 6.15%, 1/1/22           1,366,009
-----------------------------------------------------------------------------
                                                                 $ 44,096,032
-----------------------------------------------------------------------------
Insured-Education -- 0.5%
-----------------------------------------------------------------------------
      $ 1,525          New Brunswick, Housing Authority,
                       (Rutgers University), (FGIC),
                       4.625%, 7/1/24                            $  1,216,660
-----------------------------------------------------------------------------
                                                                 $  1,216,660
-----------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-----------------------------------------------------------------------------
      $ 1,000          Middletown Township, Board of Education,
                       (MBIA), 5.85%, 8/1/26                     $    975,690
        1,000          Middletown Township, Board of Education,
                       (MBIA), 5.85%, 8/1/27                          974,930
-----------------------------------------------------------------------------
                                                                 $  1,950,620
-----------------------------------------------------------------------------
Insured-Hospital -- 5.5%
-----------------------------------------------------------------------------
      $ 4,250          New Jersey EDA, (Hillcrest Health
                       Services), (AMBAC), 0.00%, 1/1/19         $  1,301,435
        3,000          New Jersey EDA, (Hillcrest Health
                       Services), (AMBAC), 0.00%, 1/1/21              804,060
       10,620          New Jersey EDA, (St. Barnabas Medical
                       Center), (MBIA), 0.00%, 7/1/26               1,987,852
        2,380          New Jersey Health Care Facilities
                       Financing Authority, (Cathedral Health
                       Services), (MBIA), 5.20%, 8/1/15             2,204,761
        6,000          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Medical Center), (MBIA), 0.00%, 7/1/23       1,367,760
        4,720          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Medical Center), (MBIA), 4.75%, 7/1/28       3,729,178
        1,150          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Medical Center), (MBIA), 5.25%, 7/1/13       1,098,227
        2,150          New Jersey Health Care Facilities
                       Financing Authority, (Virtua Health),
                       (FSA), 4.50%, 7/1/28                         1,626,109
-----------------------------------------------------------------------------
                                                                 $ 14,119,382
-----------------------------------------------------------------------------
Insured-Housing -- 0.6%
-----------------------------------------------------------------------------
      $ 1,475          Pennsauken Township, Housing Finance
                       Corp., (MBIA), 8.00%, 4/1/11              $  1,522,937
-----------------------------------------------------------------------------
                                                                 $  1,522,937
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 5.7%
-----------------------------------------------------------------------------
      $ 3,000          Delaware River Port Authority, (FSA),
                       5.625%, 1/1/26                            $  2,824,710
        7,500          Delaware River Port Authority, (FSA),
                       5.75%, 1/1/26                                7,221,225
        1,600          New Jersey EDA, (Educational Testing
                       Service), (MBIA), 4.75%, 5/15/25             1,297,712
        1,150          New Jersey EDA, (New Jersey American
                       Water Co.), (AMT) (FGIC),
                       6.875%, 11/1/34                              1,206,005
        2,500          New Jersey EDA, Water Facilities
                       Revenue, (New Jersey American Water Co.
                       Inc.), (FGIC), (AMT), 5.375%, 5/1/32         2,186,025
-----------------------------------------------------------------------------
                                                                 $ 14,735,677
-----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.4%
-----------------------------------------------------------------------------
      $ 3,900          Atlantic County, Public Facilities Lease
                       Agreement, (FGIC), 6.00%, 3/1/13          $  4,067,037
        2,500          Hudson County Improvement Authority,
                       Secondary Yield Curve Notes, (FGIC),
                       Variable Rate, 12/1/25(1)(3)                 2,755,550
        1,750          Hudson County, Correctional Facility,
                       (MBIA), 6.50%, 12/1/11                       1,829,188
-----------------------------------------------------------------------------
                                                                 $  8,651,775
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.7%
-----------------------------------------------------------------------------
      $ 3,555          New Jersey Sports and Exposition
                       Authority, (MBIA), 4.50%, 9/1/20          $  2,831,131
        5,100          New Jersey Sports and Exposition
                       Authority, (MBIA), 4.50%, 3/1/24             3,998,757
-----------------------------------------------------------------------------
                                                                 $  6,829,888
-----------------------------------------------------------------------------
Insured-Transportation -- 10.0%
-----------------------------------------------------------------------------
      $ 3,500          New Jersey State Transportation
                       Authority, (FSA), 4.50%, 6/15/19          $  2,829,050
        1,000          New Jersey Transportation Trust Fund
                       Authority, (Transportation System),
                       (FSA), 5.00%, 6/15/18                          884,940
        9,285          New Jersey Turnpike Authority, (MBIA),
                       6.50%, 1/1/16                                9,978,032
        1,000          New Jersey Turnpike Authority, (MBIA),
                       6.50%, 1/1/16                                1,074,640
        5,000          New Jersey Turnpike Authority, RITES
                       (MBIA), Variable Rate, 1/1/16(3)             5,739,950
        1,750          Port Authority of New York and New
                       Jersey, (MBIA), 4.75%, 8/1/33                1,368,343
        5,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              3,880,200
-----------------------------------------------------------------------------
                                                                 $ 25,755,155
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
-----------------------------------------------------------------------------
      $ 2,500          Middlesex County, Utilities Authority,
                       (MBIA), 6.25%, 8/15/10                    $  2,650,450
-----------------------------------------------------------------------------
                                                                 $  2,650,450
-----------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 2.7%
-----------------------------------------------------------------------------
      $   720          Atlantic County, Public Facilities Lease
                       Agreement, 8.875%, 1/15/14                $    900,979
          785          Atlantic County, Public Facilities Lease
                       Agreement, 8.875%, 1/15/15                     984,029
        2,591          New Jersey Building Authority, (Garden
                       State Savings Bonds), 0.00%, 6/15/10         1,448,628
        1,650          New Jersey EDA, (Economic Recovery),
                       0.00%, 9/15/09                                 967,544
        5,500          New Jersey EDA, (Economic Recovery),
                       0.00%, 3/15/13                               2,546,500
-----------------------------------------------------------------------------
                                                                 $  6,847,680
-----------------------------------------------------------------------------
Nursing Home -- 1.5%
-----------------------------------------------------------------------------
      $ 1,370          New Jersey EDA, (Claremont Health
                       System, Inc.), 9.10%, 9/1/22              $  1,462,448
        2,380          New Jersey EDA, (Victoria Health Corp.),
                       7.65%, 1/1/14                                2,436,692
-----------------------------------------------------------------------------
                                                                 $  3,899,140
-----------------------------------------------------------------------------
Senior Living / Life Care -- 0.5%
-----------------------------------------------------------------------------
      $ 1,465          New Jersey EDA, (Hudson County
                       Occupational Center), 6.50%, 7/1/18       $  1,297,931
-----------------------------------------------------------------------------
                                                                 $  1,297,931
-----------------------------------------------------------------------------
Special Tax Revenue -- 0.7%
-----------------------------------------------------------------------------
      $ 2,650          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(3)    $  1,798,661
-----------------------------------------------------------------------------
                                                                 $  1,798,661
-----------------------------------------------------------------------------
Transportation -- 16.3%
-----------------------------------------------------------------------------
      $ 3,500          New Jersey Transportation Authority,
                       Variable Rate, 6/15/17(1)(3)              $  2,788,940
        7,600          Port Authority of New York and New
                       Jersey, 5.375%, 3/1/28                       6,796,148
       19,000          Port Authority of New York and New
                       Jersey, 6.125%, 6/1/24                      19,190,570
       14,650          Puerto Rico Highway and Transportation
                       Authority, 5.50%, 7/1/36                    12,964,371
-----------------------------------------------------------------------------
                                                                 $ 41,740,029
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Water and Sewer -- 2.0%
-----------------------------------------------------------------------------
      $ 6,000          New Jersey EDA, (Atlantic City Sewer),
                       (AMT), 5.45%, 4/1/28                      $  4,966,680
           80          New Jersey Wastewater Treatment Trust,
                       6.875%, 6/15/09                                 82,389
           20          New Jersey Wastewater Treatment Trust,
                       7.00%, 6/15/10                                  20,602
-----------------------------------------------------------------------------
                                                                 $  5,069,671
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.9%
   (identified cost $267,620,665)                                $255,926,591
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                           $    373,043
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $256,299,634
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 17.4% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Assisted Living -- 5.2%
-----------------------------------------------------------------------------
      $ 5,000          Chester IDA, (Senior Life Choice of       $  5,316,650
                       Kimberton), (AMT), 8.50%, 9/1/25
        2,645          Chester IDA, (Senior Life Choice of          2,757,254
                       Paoli, L.P.), (AMT), 8.05%, 1/1/24
        4,965          Delaware IDA, (Glen Riddle), (AMT),          5,317,763
                       8.625%, 9/1/25
-----------------------------------------------------------------------------
                                                                 $ 13,391,667
-----------------------------------------------------------------------------
Certificates of Participation -- 0.7%
-----------------------------------------------------------------------------
      $ 2,000          Cliff House Trust, (AMT), 6.625%, 6/1/27  $  1,801,840
-----------------------------------------------------------------------------
                                                                 $  1,801,840
-----------------------------------------------------------------------------
Cogeneration -- 3.4%
-----------------------------------------------------------------------------
      $ 9,000          Pennsylvania EDA, (Northampton            $  8,822,520
                       Generating), (AMT), 6.50%, 1/1/13
-----------------------------------------------------------------------------
                                                                 $  8,822,520
-----------------------------------------------------------------------------
Education -- 4.9%
-----------------------------------------------------------------------------
      $ 1,100          Lehigh County General Purpose Authority,  $  1,064,987
                       (Cedar Crest College), 6.70%, 4/1/26
        3,000          Pennsylvania Higher Educational              2,386,380
                       Facilities Authority, (Delaware Valley
                       College of Science and Agriculture),
                       5.35%, 4/15/28
        3,000          Pennsylvania Higher Educational              2,537,340
                       Facilities Authority, (Gwynedd-Mercy
                       College), 5.60%, 11/1/22
        3,000          Pennsylvania Higher Educational              2,267,460
                       Facilities Authority, (University of
                       Pennsylvania), 4.625%, 7/15/30
        4,225          Scranton-Lackawanna Health & Welfare         4,388,507
                       Authority, (University of Scranton),
                       6.40%, 3/1/07
-----------------------------------------------------------------------------
                                                                 $ 12,644,674
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.0%
-----------------------------------------------------------------------------
      $ 5,600          Berks County, (FGIC), Partially           $  6,209,000
                       Prerefunded to 12/01/02, Variable Rate,
                       11/10/20(1)
        7,500          Keystone Oaks School District, (AMBAC),      8,090,625
                       Prerefunded to 9/1/02, Variable Rate,
                       9/1/16(1)
        5,000          Philadelphia HEFA, (Pennsylvania             4,506,250
                       Hospital), (FGIC), Prerefunded to
                       2/15/04, Variable Rate, 3/6/12(1)
        4,845          Westmoreland Municipal Authority,            1,428,354
                       (FGIC), Escrowed to Maturity,
                       0.00%, 8/15/19
        5,400          Westmoreland Municipal Authority,            1,486,566
                       (FGIC), Escrowed to Maturity,
                       0.00%, 8/15/20
        5,780          Westmoreland Municipal Authority,         $  1,591,176
                       (FGIC), Escrowed to Maturity,
                       0.00%, 8/15/20
-----------------------------------------------------------------------------
                                                                 $ 23,311,971
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
General Obligations -- 1.5%
-----------------------------------------------------------------------------
      $ 3,000          Dauphin County, 6.90%, 6/1/26             $  3,097,680
        1,000          Puerto Rico, 4.75%, 7/1/23                     798,540
-----------------------------------------------------------------------------
                                                                 $  3,896,220
-----------------------------------------------------------------------------
Health Care -- 0.2%
-----------------------------------------------------------------------------
      $   500          Montgomery County Higher Education and    $    461,135
                       Health Authority Revenue, (Faulkeways at
                       Gwynedd), 6.75%, 11/15/24
-----------------------------------------------------------------------------
                                                                 $    461,135
-----------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.2%
-----------------------------------------------------------------------------
      $ 3,500          Chester County HEFA, (Devereux            $  3,097,710
                       Foundation), 6.00%, 11/1/29
-----------------------------------------------------------------------------
                                                                 $  3,097,710
-----------------------------------------------------------------------------
Hospital -- 10.6%
-----------------------------------------------------------------------------
      $ 5,330          Allegheny County HDA, (St. Francis        $  4,186,182
                       Medical Center), 5.75%, 5/15/27
        2,000          Allegheny County HDA, (Villa St.             1,636,860
                       Joseph), 6.00%, 8/15/28
        2,205          Allegheny County IDA, (Presbyterian          2,301,535
                       Medical Center), 6.75%, 2/1/26
        1,150          Horizon Hospital Systems Authority,            997,774
                       (Horizon Hospital Systems, Inc.),
                       6.35%, 5/15/26
        2,670          Indiana County Hospital Authority,           2,805,235
                       (Indiana Hospital), 7.125%, 7/1/23
        2,550          Monroeville Hospital Authority, (Forbes      2,280,337
                       Health System), 6.25%, 10/1/15
        1,375          Montgomery Hospital Authority,               1,339,140
                       (Montgomery Hospital Medical Center),
                       6.60%, 7/1/10
        5,625          Philadelphia HEFA, (Graduate Health          2,032,031
                       System), 6.625%, 7/1/21(2)
        7,115          Philadelphia HEFA, (Graduate Health          2,570,294
                       System), 7.25%, 7/1/18(2)
        7,000          Washington County Hospital Authority,        7,367,360
                       (Monongahela Valley Hospital),
                       6.75%, 12/1/08
-----------------------------------------------------------------------------
                                                                 $ 27,516,748
-----------------------------------------------------------------------------
Housing -- 1.8%
-----------------------------------------------------------------------------
      $ 1,000          Pennsylvania HFA, (AMT), Variable Rate,   $  1,068,750
                       10/3/23(1)
          160          Pittsburgh Urban Redevelopment                 163,899
                       Authority, 7.45%, 4/1/10
        3,165          Pittsburgh Urban Redevelopment               3,315,369
                       Authority, (AMT), 7.10%, 4/1/24
-----------------------------------------------------------------------------
                                                                 $  4,548,018
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Industrial Development Revenue -- 19.7%
-----------------------------------------------------------------------------
      $ 6,450          Butler County IDA, (Witco Corp.),         $  5,683,095
                       5.85%, 12/1/23
        1,005          Clearfield County IDA, (Kmart Corp.),        1,005,965
                       6.80%, 5/15/07
        4,000          Franklin County IDA, (Corning, Inc.),        4,227,040
                       6.25%, 8/1/05
       11,000          New Morgan IDA, (New Morgan Landfill),       9,868,980
                       (AMT), 6.50%, 4/1/19
        9,000          Pennsylvania EDA, (Colver), (AMT),           9,352,980
                       7.125%, 12/1/15
        5,000          Pennsylvania EDA, (Colver), (AMT),           5,076,050
                       7.15%, 12/1/18
        4,450          Pennsylvania IDA, (Sun Company), (AMT),      4,693,504
                       7.60%, 12/1/24
        6,500          Philadelphia IDA, (Refrigerated              6,967,285
                       Enterprises), (AMT), 9.05%, 12/1/19
        3,250          Puerto Rico Port Authority, (American        3,073,655
                       Airlines), (AMT), 6.25%, 6/1/26
        1,105          Shamokin IDA, (Kmart Corp.),                 1,094,458
                       6.70%, 7/1/07
-----------------------------------------------------------------------------
                                                                 $ 51,043,012
-----------------------------------------------------------------------------
Insured-Education -- 1.7%
-----------------------------------------------------------------------------
      $ 3,000          Delaware County, (Villanova University),  $  2,465,400
                       (MBIA), 5.00%, 12/1/28
        1,805          Northeastern Pennsylvania HEFA, (Wyoming     1,416,943
                       Seminary), (MBIA), 4.75%, 10/1/28
          500          Pennsylvania Higher Educational                396,310
                       Facilities, (Drexel University), (MBIA),
                       4.80%, 5/1/28
-----------------------------------------------------------------------------
                                                                 $  4,278,653
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 7.1%
-----------------------------------------------------------------------------
      $ 3,500          Beaver IDA, (Ohio Edison Co.), (FGIC),    $  3,651,375
                       7.00%, 6/1/21
       10,000          Beaver IDA, (Ohio Edison Co.), (FGIC),      10,705,900
                       7.05%, 10/1/20
        3,800          Puerto Rico Electric Power Authority,        3,952,000
                       STRIPES, (FSA), Variable Rate, 7/1/02(1)
-----------------------------------------------------------------------------
                                                                 $ 18,309,275
-----------------------------------------------------------------------------
Insured-General Obligations -- 10.3%
-----------------------------------------------------------------------------
      $ 3,000          Butler School District, (FGIC),           $  2,413,320
                       4.75%, 10/1/22
        1,000          Butler School District, (FGIC),                828,010
                       5.00%, 10/1/26
        2,170          Elizabeth Forward School District,             591,000
                       (MBIA), 0.00%, 9/1/20
        2,170          Elizabeth Forward School District,             552,482
                       (MBIA), 0.00%, 9/1/21
        2,170          Elizabeth Forward School District,             516,286
                       (MBIA), 0.00%, 9/1/22
        2,170          Elizabeth Forward School District,             483,389
                       (MBIA), 0.00%, 9/1/23
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-General Obligations (continued)
-----------------------------------------------------------------------------
      $ 2,500          Erie School District, (MBIA),             $    750,450
                       0.00%, 5/1/19
        2,625          Erie School District, (MBIA),                  735,866
                       0.00%, 5/1/20
        2,625          Erie School District, (MBIA),                  686,831
                       0.00%, 5/1/21
        3,625          Erie School District, (MBIA),                  886,639
                       0.00%, 5/1/22
        2,365          Harrisburg, (AMBAC), 0.00%, 3/15/17            814,979
        5,175          Hazelton School District, (FGIC),            1,359,990
                       0.00%, 3/1/21
        1,000          Hopewell School District, (FSA),               237,920
                       0.00%, 9/1/22
        2,000          Hopewell School District, (FSA),               365,200
                       0.00%, 9/1/26
        1,935          Lancaster, (FGIC), 4.50%, 5/1/28             1,448,173
        1,430          Mars Area School District, (MBIA),             612,669
                       0.00%, 3/1/14
        1,000          McGuffey, School District, (AMBAC),            785,540
                       4.75%, 8/1/28
        1,400          Penn Manor School District, (FGIC),          1,408,526
                       5.20%, 6/1/16
          190          Penn Manor School District, (FGIC),            173,411
                       5.20%, 6/1/16
        1,000          Philadelphia School District, (MBIA),          767,560
                       4.50%, 4/1/23
        3,650          Philadelphia School District, (MBIA),        2,880,580
                       4.75%, 4/1/27
        2,530          Philadelphia, (FSA), 5.00%, 3/15/28          2,070,223
        1,000          Ridley School District, (FGIC),                819,760
                       5.00%, 11/15/29
          655          Rochester Area School District, (AMBAC),       369,093
                       0.00%, 5/1/10
        4,000          Spring Ford School District, (FGIC),         3,183,000
                       4.75%, 3/1/25
        1,000          Venango County, (AMBAC), 6.30%, 12/1/19      1,019,710
-----------------------------------------------------------------------------
                                                                 $ 26,760,607
-----------------------------------------------------------------------------
Insured-Hospital -- 7.9%
-----------------------------------------------------------------------------
      $ 3,450          Allegheny County HDA, (University of      $  3,096,341
                       Pittsburgh Hospital), (MBIA),
                       5.625%, 4/1/27
        3,750          Allegheny County Hospital Authority,         1,442,963
                       (Magee-Womens Hospital), (FGIC),
                       0.00%, 10/1/15
        2,500          Armstrong County Hospital Authority,         2,579,525
                       (Saint Francis Health Care), (AMBAC),
                       6.00%, 8/15/08
        1,400          Armstrong County Hospital Authority,         1,445,584
                       (Saint Francis Health Care), (AMBAC),
                       6.25%, 6/1/13
          775          Carbon County Hospital Authority,              802,714
                       (Gnaden Memorial Hospital), (AMBAC),
                       7.00%, 11/15/14
        1,700          Dauphin County Hospital Authority,           1,373,005
                       (Pinnacle Health System), (MBIA),
                       5.00%, 8/15/27
        3,000          Delaware County Hospital Authority,          2,418,720
                       (Riddle Memorial Hospital), (FSA),
                       5.00%, 1/1/28
        2,000          Montgomery County HEFA, (Mld-Abington        2,098,280
                       Memorial Hospital), (AMBAC),
                       6.522%, 7/5/11
        1,250          Montgomery County HEFA, (Pottstown           1,012,363
                       Healthcare Corp.), (FSA), 5.00%, 1/1/27
        4,000          Pennsylvania HEFA, (UPMC Health System),     3,250,200
                       (FSA), 5.00%, 8/1/29

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Hospital (continued)
-----------------------------------------------------------------------------
      $ 1,250          Sharon Health System Authority, (Sharon   $  1,003,750
                       Regional Health System), (MBIA),
                       5.00%, 12/1/28
-----------------------------------------------------------------------------
                                                                 $ 20,523,445
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
-----------------------------------------------------------------------------
      $ 2,500          Pennsylvania Turnpike Commission Oil      $  1,441,850
                       Franchise, (AMBAC), Variable Rate,
                       12/1/27(1)(3)
-----------------------------------------------------------------------------
                                                                 $  1,441,850
-----------------------------------------------------------------------------
Insured-Transportation -- 0.8%
-----------------------------------------------------------------------------
      $ 1,000          Allegheny County Port Authority,          $    898,620
                       (Pittsburgh International Airport),
                       (MBIA), (AMT), 5.25%, 1/1/16
        2,000          Southeastern Pennsylvania Transit            1,140,160
                       Authority, (FGIC), Variable Rate,
                       2/1/29(1)(3)
-----------------------------------------------------------------------------
                                                                 $  2,038,780
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.4%
-----------------------------------------------------------------------------
      $ 1,750          Lower Moreland Township Authority, Sewer  $  1,435,805
                       Revenue, (FSA), 5.00%, 8/1/29
        2,500          Philadelphia Water and Wastewater,           2,498,750
                       (FGIC), 7.63%, 6/15/12(1)
        2,490          Pittsburgh Water and Sewer Authority,        2,097,402
                       (FGIC), 4.75%, 9/1/16
          325          West Mifflin Water and Sewer Authority,        267,430
                       (MBIA), 5.00%, 8/1/28
-----------------------------------------------------------------------------
                                                                 $  6,299,387
-----------------------------------------------------------------------------
Nursing Home -- 4.6%
-----------------------------------------------------------------------------
      $ 1,230          Chartiers Valley IDA, (Beverly            $  1,142,449
                       Enterprises, Inc.), 5.375%, 6/1/07
          250          Clarion County, IDA, (Beverly                  240,523
                       Enterprises, Inc.), 5.50%, 5/1/03
        1,700          Crawford County Hospital Authority,          1,464,822
                       (Wesbury United Methodist Community),
                       6.25%, 8/15/29
        1,510          Green County, IDA, (Beverly Enterprises,     1,325,161
                       Inc.), 5.75%, 3/1/13
        2,000          Grove City, Area Hospital Health             1,718,900
                       Facilities Authority, (Grove Manor),
                       6.625%, 8/15/29
        3,465          Montgomery IDA, (Advancement of              3,601,694
                       Geriatric Health Care Institute),
                       8.375%, 7/1/23
        1,100          Philadelphia HEFA, (The Philadelphia           966,988
                       Protestant Home), 6.50%, 7/1/27
        1,425          Westmoreland County IDA, (Highland           1,524,152
                       Health Systems, Inc.), 9.25%, 6/1/22
-----------------------------------------------------------------------------
                                                                 $ 11,984,689
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Pooled Loans -- 0.8%
-----------------------------------------------------------------------------
      $ 2,000          Pennsylvania Finance Authority, Beaver    $  2,104,660
                       County, 6.60%, 11/1/09
-----------------------------------------------------------------------------
                                                                 $  2,104,660
-----------------------------------------------------------------------------
Senior Living / Life Care -- 3.7%
-----------------------------------------------------------------------------
      $ 4,050          Delaware County, (White Horse Village),   $  4,075,920
                       7.50%, 7/1/18
        3,320          Delaware, HFA, (Mercy Health Corp.),         3,155,859
                       5.75%, 12/15/22
        3,060          Hazleton HFA, (Hazelton General              2,329,303
                       Hospital), 5.50%, 7/1/27
-----------------------------------------------------------------------------
                                                                 $  9,561,082
-----------------------------------------------------------------------------
Transportation -- 0.6%
-----------------------------------------------------------------------------
      $ 1,000          Erie County Airport Revenue, (AMT),       $    898,800
                       5.875%, 7/1/16
          865          Puerto Rico Highway and Transportation         653,845
                       Authority, Variable Rate, 7/1/26(3)(4)
-----------------------------------------------------------------------------
                                                                 $  1,552,645
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $270,555,486)                                $255,390,588
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                           $  3,348,358
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $258,738,946
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 40.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.7% to 18.8% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Non-income producing security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 4.0%
----------------------------------------------------------------------------
       $  500          Bell County, Health Facilities, (Care
                       Institute, Inc.), 9.00%, 11/1/24          $   542,285
----------------------------------------------------------------------------
                                                                 $   542,285
----------------------------------------------------------------------------
Electric Utilities -- 1.8%
----------------------------------------------------------------------------
       $  250          North Carolina Eastern Municipal Power
                       Agency, (Power System Revenue),
                       6.75%, 1/1/26                             $   244,597
----------------------------------------------------------------------------
                                                                 $   244,597
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.7%
----------------------------------------------------------------------------
       $  200          Bexar County, Health Facilities, (St.
                       Luke's Lutheran), Escrowed to Maturity,
                       7.00%, 5/1/21                             $   224,206
          100          Harris County, Hospital District,
                       (Memorial), Prerefunded to 6/1/02,
                       7.125%, 6/1/15                                106,252
          150          Texas National Research Lab Super
                       Collider, Escrowed to Maturity,
                       6.95%, 12/1/12                                165,823
----------------------------------------------------------------------------
                                                                 $   496,281
----------------------------------------------------------------------------
General Obligations -- 24.4%
----------------------------------------------------------------------------
       $1,000          Bastrop, Independent School District,
                       (PSFG), 0.00%, 2/15/13                    $   462,040
        1,500          Grapevine-Colleyville Independent School
                       District, (PSFG), 0.00%, 8/15/25              291,390
          200          Katy Independent School District,
                       (PSFG), 4.75%, 2/15/27                        157,906
          500          Leander, 6.75%, 8/15/16                       546,050
        1,000          New Braunfels Independent School
                       District, (PSFG), 0.00%, 2/1/13               463,110
          500          North East Independent School District,
                       (PSFG), 4.50%, 10/1/28                        373,555
          690          Texas Veterans' Housing Assistance
                       (Unlimited Tax), (AMT), 6.70%, 12/1/24        704,152
          275          Texas Veterans' Housing Assistance
                       (Unlimited Tax), (AMT), 6.80%, 12/1/23        283,079
----------------------------------------------------------------------------
                                                                 $ 3,281,282
----------------------------------------------------------------------------
Hospital -- 8.0%
----------------------------------------------------------------------------
       $  190          Bell County, (Heritage Oaks Healthcare),
                       6.70%, 6/1/29                             $   165,726
          330          Denison Hospital Authority, (Texoma
                       Medical Center), 7.10%, 8/15/04               331,472
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
       $  500          Tarrant County, (Methodist Health
                       System), 6.00%, 9/1/24                    $   495,215
          100          Tomball Hospital Authority, (Tomball
                       Regional Hospital), 6.00%, 7/1/29              82,386
----------------------------------------------------------------------------
                                                                 $ 1,074,799
----------------------------------------------------------------------------
Housing -- 18.8%
----------------------------------------------------------------------------
       $   65          Bexar County, HFC, 8.10%, 3/1/24          $    67,081
          480          Texas Department of Housing and
                       Community Affairs, (AMT), 5.50%, 1/1/21       427,003
          500          Texas Department of Housing and
                       Community Affairs, (Meadow Ridge
                       Apartments), (AMT), 5.55%, 8/1/30             467,650
          500          Texas Department of Housing and
                       Community Affairs, (NHP
                       Foundation-Asmara), 6.40%, 1/1/27             504,355
          500          Texas Department of Housing and
                       Community Affairs, (Pebble Brook
                       Apartments), (AMT), 5.50%, 12/1/18            465,050
          585          Travis County, HFC, (GNMA) (FNMA),
                       7.05%, 12/1/25                                600,280
----------------------------------------------------------------------------
                                                                 $ 2,531,419
----------------------------------------------------------------------------
Industrial Development Revenue -- 5.6%
----------------------------------------------------------------------------
       $  250          Abia Dev. Corp., (Austin Cargoport),
                       9.25%, 10/1/21                            $   262,747
          500          Trinity River Authority, (Texas
                       Instruments), (AMT), 6.20%, 3/1/20            485,180
----------------------------------------------------------------------------
                                                                 $   747,927
----------------------------------------------------------------------------
Insured-Electric Utilities -- 9.0%
----------------------------------------------------------------------------
       $  500          Brazos River Authority, (Houston
                       Lighting and Power Co.), (AMBAC), (AMT),
                       5.05%, 11/1/18                            $   424,285
          500          Lower Colorado River Authority Junior
                       Lien, (FGIC), 0.00%, 1/1/12                   251,220
          650          Puerto Rico Electric Power Authority,
                       (FSA), 4.75%, 7/1/24                          530,426
----------------------------------------------------------------------------
                                                                 $ 1,205,931
----------------------------------------------------------------------------
Insured-Hospital -- 9.6%
----------------------------------------------------------------------------
       $  500          Harris County, HFC, (Hermann Hospital),
                       (MBIA), 6.375%, 10/1/24                   $   532,980
          500          Tyler County, HFC, (Mother Frances
                       Hospital), (FGIC), 6.50%, 7/1/22              506,165
          295          Tyler Health Facility Development Corp.,
                       Hospital Revenue, (East Texas Medical
                       Center), (FSA), 5.375%, 11/1/27               253,134
----------------------------------------------------------------------------
                                                                 $ 1,292,279
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
----------------------------------------------------------------------------
       $  350          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(1)                                 $   181,339
----------------------------------------------------------------------------
                                                                 $   181,339
----------------------------------------------------------------------------
Insured-Utilities -- 8.2%
----------------------------------------------------------------------------
       $1,000          Austin, Combined Utility, (AMBAC),
                       6.75%, 11/15/12                           $ 1,111,170
----------------------------------------------------------------------------
                                                                 $ 1,111,170
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.9%
----------------------------------------------------------------------------
       $  250          Rio Grande, Independent School District
                       Lease, 6.75%, 7/15/10                     $   258,993
----------------------------------------------------------------------------
                                                                 $   258,993
----------------------------------------------------------------------------
Utilities-Electrical and Gas -- 2.9%
----------------------------------------------------------------------------
       $  500          San Antonio, Electric and Natural Gas
                       Revenue, 4.50%, 2/1/21                    $   386,545
----------------------------------------------------------------------------
                                                                 $   386,545
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $13,725,066)                                 $13,354,847
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                           $   113,198
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $13,468,045
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 28.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.0% to 12.9% of total investments.

 (1)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $78,895,188        $33,037,926          $138,325,749          $93,699,376
   Unrealized depreciation                (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $76,202,965        $30,864,922          $133,489,662          $90,371,093
----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $        --          $         --          $    34,830
Receivable for investments sold                   --          1,072,712             1,058,092                   --
Interest receivable                          896,158            432,680             1,421,564            1,376,198
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $77,099,123        $32,370,314          $135,969,318          $91,782,121
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $        --        $     5,327          $     22,830          $        --
Demand note payable                          100,000            300,000               100,000                   --
Due to bank                                   17,062             45,248                19,585                   --
Payable to affiliate for Trustees'
   fees                                          800                 --                    --                   --
Accrued expenses                              10,232              6,697                16,916                8,438
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   128,094        $   357,272          $    159,331          $     8,438
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $79,663,252        $34,186,046          $140,646,074          $95,101,966
Net unrealized depreciation
   (computed on the basis of
   identified cost)                       (2,692,223)        (2,173,004)           (4,836,087)          (3,328,283)
----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $76,971,029        $32,013,042          $135,809,987          $91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $50,620,354          $267,620,665           $270,555,486         $13,725,066
   Unrealized depreciation                 (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $49,325,052          $255,926,591           $255,390,588         $13,354,847
------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold           $   675,295          $     15,000           $  1,584,242         $        --
Interest receivable                           675,137             3,392,037              3,720,842             195,621
------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $50,675,484          $259,333,628           $260,695,672         $13,550,468
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------
Demand note payable                       $   100,000          $  3,000,000           $  1,900,000         $        --
Due to bank                                    48,464                10,778                 35,974              80,703
Payable to affiliate for Trustees'
   fees                                            --                    --                     88                  --
Accrued expenses                                5,175                23,216                 20,664               1,720
------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   153,639          $  3,033,994           $  1,956,726         $    82,423
------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $51,817,147          $267,993,708           $273,903,844         $13,838,264
Net unrealized depreciation
   (computed on the basis of
   identified cost)                        (1,295,302)          (11,694,074)           (15,164,898)           (370,219)
------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,629,389        $ 1,083,316          $  4,419,907          $ 3,037,246
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   158,494        $    40,890          $    306,313          $   191,938
Trustees fees and expenses                     5,300              1,275                 7,451                5,846
Legal and accounting services                 31,405             19,432                25,860               26,459
Custodian fee                                 25,959             18,938                45,887               25,715
Miscellaneous                                  6,599              3,438                11,001                9,393
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   227,757        $    83,973          $    396,512          $   259,351
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     5,705        $     8,755          $     31,118          $        --
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   222,052        $    75,218          $    365,394          $   259,351
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 2,407,337        $ 1,008,098          $  4,054,513          $ 2,777,895
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (506,893)       $   119,013          $     39,517          $(1,394,672)
   Financial futures contracts                (1,488)            (1,545)              (10,360)               4,188
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $  (508,381)       $   117,468          $     29,157          $(1,390,484)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(6,859,146)       $(3,180,480)         $(10,425,497)         $(7,525,349)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(7,367,527)       $(3,063,012)         $(10,396,340)         $(8,915,833)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                            $(4,960,190)       $(2,054,914)         $ (6,341,827)         $(6,137,938)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,726,420          $  9,029,127           $  9,284,011         $   451,671
------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $    87,162          $    647,337           $    659,115         $    11,728
Trustees fees and expenses                      4,342                10,137                 10,423               1,997
Legal and accounting services                  21,340                40,711                 40,355              17,279
Custodian fee                                  19,677                51,945                 83,271               8,010
Miscellaneous                                   4,058                30,666                 38,603               2,693
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   136,579          $    780,796           $    831,767         $    41,707
------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     8,280          $         --           $         --         $     1,751
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   128,299          $    780,796           $    831,767         $    39,956
------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (615,615)         $    320,180           $    233,001         $  (196,312)
   Financial futures contracts                 (1,277)               (6,384)                11,827                  --
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (616,892)         $    313,796           $    244,828         $  (196,312)
------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(4,024,177)         $(25,446,567)          $(22,121,295)        $  (979,875)
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,641,069)         $(25,132,771)          $(21,876,467)        $(1,176,187)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  2,407,337        $ 1,008,098          $  4,054,513          $  2,777,895
   Net realized gain (loss)                 (508,381)           117,468                29,157            (1,390,484)
   Net change in unrealized
      appreciation (depreciation)         (6,859,146)        (3,180,480)          (10,425,497)           (7,525,349)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                           $ (4,960,190)       $(2,054,914)         $ (6,341,827)         $ (6,137,938)
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  2,664,067        $ 1,503,412          $  5,714,375          $  3,433,800
   Withdrawals                           (15,066,136)        (5,309,523)          (21,456,149)          (14,985,531)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(12,402,069)       $(3,806,111)         $(15,741,774)         $(11,551,731)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $(17,362,259)       $(5,861,025)         $(22,083,601)         $(17,689,669)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                  $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $ 76,971,029        $32,013,042          $135,809,987          $ 91,773,683
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,598,121          $  8,248,331           $  8,452,244         $   411,715
   Net realized gain (loss)                  (616,892)              313,796                244,828            (196,312)
   Net change in unrealized
      appreciation (depreciation)          (4,024,177)          (25,446,567)           (22,121,295)           (979,875)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,042,948)         $(16,884,440)          $(13,424,223)        $  (764,472)
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,725,460          $  8,171,301           $  6,563,586         $   431,542
   Withdrawals                             (9,553,535)          (44,320,634)           (49,273,708)         (1,964,177)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(6,828,075)         $(36,149,333)          $(42,710,122)        $(1,532,635)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(9,871,023)         $(53,033,773)          $(56,134,345)        $(2,297,107)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $50,521,845          $256,299,634           $258,738,946         $13,468,045
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                       1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized
      appreciation (depreciation)         (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                           (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                    $103,092,106        $39,801,200          $164,954,888          $130,236,468
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS     MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                          848,429             7,082,663              5,867,482             329,438
   Net change in unrealized
      appreciation (depreciation)          (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                            (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ARIZONA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.53%(2)        0.49%        0.50%        0.50%        0.51%        0.52%
Expenses after custodian fee
   reduction                              0.52%(2)        0.48%        0.48%        0.49%        0.50%          --
Net investment income                     5.61%(2)        5.21%        5.27%        5.56%        5.53%        5.81%
Portfolio Turnover                          19%             38%          23%          10%          18%          22%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $ 76,971         $94,333     $103,092     $112,472     $129,862     $144,521
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 COLORADO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------------------------------------
Net expenses(1)                          0.48%(2)         0.39%        0.40%        0.40%        0.40%        0.25%
Net expenses after custodian
   fee reduction                         0.43%(2)         0.35%        0.37%        0.36%        0.36%          --
Net investment income                    5.72%(2)         5.36%        5.49%        5.86%        5.75%        6.05%
Portfolio Turnover                          3%              33%          18%          14%          53%          52%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $32,013          $37,874      $39,801      $42,624      $45,416      $46,077
-------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                                   0.42%        0.40%
   Expenses after custodian
      fee reduction                                                                              0.38%          --
   Net investment income                                                                         5.73%        5.90%
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.53%(2)        0.50%        0.51%        0.53%        0.52%        0.53%
Expenses after custodian fee
   reduction                              0.49%(2)        0.48%        0.50%        0.53%        0.50%          --
Net investment income                     5.45%(2)        5.15%        5.20%        5.50%        5.49%        5.77%
Portfolio Turnover                          12%             18%           7%          11%          23%          29%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $135,810        $157,894     $164,955     $174,978     $187,617     $195,276
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                              0.52%(2)         0.49%        0.50%        0.52%        0.54%        0.48%
Expenses after custodian fee
   reduction                             0.52%(2)         0.48%        0.48%        0.50%        0.52%          --
Net investment income                    5.55%(2)         5.10%        5.19%        5.45%        5.50%        5.85%
Portfolio Turnover                         25%              31%          26%          16%          49%          54%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $91,774         $109,463     $130,236     $150,224     $173,465     $191,263
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MINNESOTA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.49%(2)        0.46%        0.47%        0.47%        0.48%        0.47%
Expenses after custodian fee
   reduction                              0.46%(2)        0.44%        0.45%        0.44%        0.46%          --
Net investment income                     5.72%(2)        5.28%        5.28%        5.71%        5.69%        5.83%
Portfolio Turnover                           7%             19%          23%          22%          45%          76%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $ 50,522         $60,393      $66,984      $70,674      $76,090      $82,968
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.55%(2)       0.53%        0.54%        0.54%        0.53%        0.52%
Expenses after custodian fee
   reduction                               0.55%(2)       0.52%        0.52%        0.52%        0.52%          --
Net investment income                      5.79%(2)       5.39%        5.52%        5.84%        5.82%        5.96%
Portfolio Turnover                           17%            32%          14%          24%          39%          54%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  256,300       $309,333     $328,629     $352,772     $386,244     $411,038
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.58%(2)       0.54%        0.54%        0.55%        0.54%        0.49%
Expenses after custodian fee
   reduction                               0.58%(2)       0.50%        0.50%        0.51%        0.50%          --
Net investment income                      5.86%(2)       5.49%        5.66%        5.96%        5.90%        6.02%
Portfolio Turnover                           14%            27%          13%          17%          30%          44%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  258,739       $314,873     $359,532     $402,221     $448,182     $502,250
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended July 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   TEXAS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------------------------------------
Net expenses(1)                          0.57%(2)         0.39%        0.38%        0.37%        0.32%        0.08%
Net expenses after custodian
   fee reduction                         0.55%(2)         0.36%        0.35%        0.35%        0.27%          --
Net investment income                    5.67%(2)         5.50%        5.58%        5.79%        5.81%        6.20%
Portfolio Turnover                         29%              55%          17%          17%          39%          49%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $13,468          $15,765      $17,837      $21,676      $24,367      $28,227
-------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(1)                                                                                   0.42%        0.35%
   Expenses after custodian
      fee reduction                                                                              0.37%          --
   Net investment income                                                                         5.71%        5.93%
-------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended July 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   January 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $158,494            0.37%
    Colorado                                    40,890            0.23%
    Connecticut                                306,313            0.41%
    Michigan                                   191,938            0.38%
    Minnesota                                   87,162            0.32%
    New Jersey                                 647,337            0.45%
    Pennsylvania                               659,115            0.46%
    Texas                                       11,728            0.16%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $16,200,100
    Sales                                      26,426,750
    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,050,563
    Sales                                       4,676,840
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $17,827,315
    Sales                                      28,845,316

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $24,978,222
    Sales                                      33,824,575
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,949,085
    Sales                                      10,028,600
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $47,054,063
    Sales                                      73,215,661

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $38,785,009
    Sales                                      73,539,568

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,163,706
    Sales                                       5,115,581

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2000, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 78,895,188
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,477,032
    Gross unrealized depreciation               (5,169,255)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,692,223)
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 33,037,926
    ------------------------------------------------------
    Gross unrealized appreciation             $    502,326
    Gross unrealized depreciation               (2,675,330)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,173,004)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $138,325,749
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,595,743
    Gross unrealized depreciation               (7,431,830)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (4,836,087)
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 93,699,376
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,041,109
    Gross unrealized depreciation               (5,369,392)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,328,283)
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 50,620,354
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,031,307
    Gross unrealized depreciation               (2,326,609)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,295,302)
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $267,620,665
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,354,793
    Gross unrealized depreciation              (17,048,867)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(11,694,074)
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $270,555,486
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,749,309
    Gross unrealized depreciation              (21,914,207)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(15,164,898)
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 13,725,066
    ------------------------------------------------------
    Gross unrealized appreciation             $    431,046
    Gross unrealized depreciation                 (801,265)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (370,219)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2000, the Arizona Portfolio, Colorado Portfolio, Connecticut Portfolio, Minnesota Portfolio, New Jersey Portfolio and Pennsylvania Portfolio had balances outstanding pursuant to this line of credit of $100,000, $300,000, $100,000, $100,000, $3,000,000 and $1,900,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At January 31, 2000, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE PORTFOLIOS
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653





EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

313-3/00                                                             8CSRC-3/00